Investments in associates	12 Months Ended
Dec. 31, 2021
Disclosure of associates [abstract]
Investments in associates
15.	Investments in associates

(a)	Investments in associates as of December 31, 2020 and 2021 are as follows:

Investees	Country	Reporting date	Ownership (%)
			2020	2021
BNP Paribas Cardif Life Insurance (*1)(*2)	Korea	September 30	14.99	14.99
Songrim Partners (*3)(*4)	Korea	December 31	35.34	35.34
Partners 4th Growth Investment Fund (*1)	Korea	September 30	25.00	25.00
KTB Newlake Global Healthcare PEF (*1)	Korea	September 30	30.00	30.00
Daekwang Semiconductor Co., Ltd. (*7)	Korea	—	20.94	—
Shinhan-Neoplux Energy Newbiz Fund (*5)	Korea	December 31	31.66	31.66
Shinhan-Albatross tech investment Fund (*5)	Korea	December 31	49.97	50.00
VOGO Debt Strategy Qualified IV Private	Korea	December 31	20.00	20.00
Shinhan-Midas Donga Secondary Fund (*6)	Korea	December 31	50.00	50.00
ShinHan – Soo Young Entrepreneur Investment Fund No.1	Korea	December 31	24.00	24.00

Investees	Country	Reporting date	Ownership (%)
			2020	2021
Shinhan Praxis K-Growth Global Private Equity Fund (*9)	Korea	December 31	18.87	18.87
Credian Healthcare Private Equity Fund II (*7)	Korea	—	34.07	—
Kiwoom Milestone Professional Private Real Estate Trust 19	Korea	December 31	50.00	50.00
AIP EURO Green Private Real Estate Trust No.3	Korea	December 31	21.28	21.28
Shinhan Global Healthcare Fund 1 (*9)	Korea	December 31	4.41	4.41
JB Power TL Investment Type Private Placement Special Asset Fund 7 (*7)	Korea	—	33.33	—
KB NA Hickory Private Special Asset Fund	Korea	December 31	37.50	37.50
Koramco Europe Core Private Placement Real Estate Fund No.2-2	Korea	December 31	44.02	44.02
BNP Paribas Cardif General Insurance (*9)	Korea	December 31	7.46	5.46
Hermes Private Investment Equity Fund	Korea	December 31	29.17	29.17
Shinhan-Nvestor Liquidity Solution Fund	Korea	December 31	24.92	24.92
Shinhan AIM FoF Fund 1a	Korea	December 31	25.00	25.00
IGIS Global Credit Fund 150-1	Korea	December 31	25.00	25.00
Partner One Value up I Private Equity Fund	Korea	December 31	27.91	27.91
Genesis No.1 Private Equity Fund	Korea	December 31	22.80	22.80
Korea Omega Project Fund III	Korea	December 31	23.53	23.53
Soo Delivery Platform Growth Fund	Korea	December 31	30.00	30.00
Genesis North America Power Company No.1 PEF	Korea	December 31	39.96	40.03
Hyungje art printing (*12)	Korea	—	31.54	—
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3	Korea	December 31	23.33	23.33
Korea Finance Security (*1),(*9)	Korea	September 30	14.91	14.91
Multimedia Tech Co.Ltd. (*12)	Korea	—	21.06	—
MIEL CO.,LTD. (*3),(*4)	Korea	December 31	28.77	28.77
AIP Transportation Specialized Privately Placed Fund Trust #1	Korea	December 31	35.73	35.73
DB Epic Convertiblebond Private Trust No.2 (*7)	Korea	—	50.98	—
E&Healthcare Investment Fund No.6	Korea	December 31	21.05	21.05
One Shinhan Global Fund 1 (*5)	Korea	December 31	19.96	20.56
Kiwoom-Shinhan Innovation Fund I (*6)	Korea	December 31	50.00	50.00
Daishin-K&T New Technology Investment Fund	Korea	December 31	31.25	31.25
Midas Asset Global CRE Debt Private Fund No.6	Korea	December 31	41.16	41.16
Richmond Private Investment Trust No.82 (*7)	Korea	—	60.00	—
Tiger Alternative Real Estate Professional Private5 (*7)	Korea	—	48.71	—
Samchully Midstream Private Placement Special Asset Fund 5-4	Korea	December 31	42.92	42.92
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3	Korea	December 31	20.00	20.00
NH-Amundi Global Infrastructure Trust 14	Korea	December 31	30.00	30.00
Jarvis Memorial Private Investment Trust 1 (*6)	Korea	December 31	99.01	99.01

Investees	Country	Reporting date	Ownership (%)
			2020	2021
Mastern Private Private Investment Trust 68 (*7)	Korea	—	53.76	—
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37 (*8)	Korea	December 31	60.00	60.00
Milestone Private Real Estate Fund 3	Korea	December 31	32.06	32.06
IGIS Private Real Estate Investment Trust 286 (*7)	Korea	—	41.44	—
Nomura-Rifa Private Real Estate Investment Trust 31	Korea	December 31	31.31	31.31
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2	Korea	December 31	21.27	21.27
Hana Semiconductor New Technology Fund (*7)	Korea	—	24.30	—
J&Magnet Startup Venture Specialized Private Equity Fund (*7)	Korea	—	24.39	—
Cape IT Fund No.3	Korea	December 31	32.89	32.89
FuturePlay-Shinhan TechInnovation Fund 1 (*6)	Korea	December 31	50.00	50.00
Stonebridge Corporate 1st Fund	Korea	December 31	44.12	44.12
Vogo Realty Partners Private Real Estate Fund V	Korea	December 31	21.64	21.64
Korea Credit Bureau (*1),(*9)	Korea	September 30	9.00	9.00
Goduck Gangil1 PFV Co., Ltd. (*1),(*9)	Korea	September 30	1.04	1.04
SBC PFV Co., Ltd. (*1),(*10)	Korea	September 30	25.00	25.00
NH-amundi global infra private fund 16	Korea	December 31	50.00	50.00
IMM Global Private Equity Fund	Korea	December 31	33.00	33.00
HANA Alternative Estate Professional Private122 (*8)	Korea	December 31	75.19	74.02
Hanwha-Incus Plus New Technology Fund No.1 (*7)	Korea	—	42.64	—
SH Corporate Professional Investment Type Private Security Investment Trust No.7	Korea	December 31	45.96	45.96
SH BNCT Professional Investment Type Private Special Asset Investment Trust (*11)	Korea	December 31	72.39	72.50
PSA EMP Private Equity Fund (*7)	Korea	—	28.99	—
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24 (*8)	Korea	December 31	52.28	52.28
BRAIN DO PROFESSIONALE PRIVATE No. 27	Korea	December 31	29.13	29.13
UI Venture Fund 7th (*7)	Korea	—	24.39	—
Sparklabs-Shinhan Opportunity Fund 1	Korea	December 31	49.50	49.50
BNW Tech-Innovation Private Equity Fund	Korea	December 31	29.85	29.85
IGIS Real-estate Private Investment Trust No.33	Korea	December 31	40.86	40.86
Findvalue PreIPO 6th Professional Investment Type Private Investment Trust (*7)	Korea	—	31.58	—
WWG Global Real Estate Investment Trust no.4	Korea	December 31	29.55	29.55
Goduck Gangil10 PFV Co., Ltd (*1),(*9)	Korea	September 30	19.90	19.90
Fidelis Global Private Real Estate Trust No.2 (*8)	Korea	December 31	78.26	78.26
IGIS PRIVATE REAL ESTATE TRUST NO.331 (*7)	Korea	—	30.77	—
AIP EURO PRIVATE REAL ESTATE TRUST No. 12	Korea	December 31	28.70	28.70
Shinhan Healthcare Fund 2 (*9)	Korea	December 31	13.68	13.68
Pebblestone CGV Private Real Estate Trust No.1	Korea	December 31	48.53	48.53

Investees	Country	Reporting date	Ownership (%)
			2020	2021
SH Corporate Professional Investment Type Private Security Investment Trust No.45	Korea	December 31	—	43.65
Shinhan AIM Real Estate Fund No.2	Korea	December 31	30.00	30.00
Shinhan AIM Real Estate Fund No.1	Korea	December 31	21.01	21.01
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust	Korea	December 31	22.02	22.02
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust	Korea	December 31	29.19	29.19
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2 (*8)	Korea	December 31	71.43	71.43
SH Japan Photovoltaic Private Special Asset Investment Trust No.1 (*7)	Korea	—	30.00	—
Korea Omega-Shinhan Project Fund I (*6)	Korea	December 31	50.00	50.00
ST-Bonanja Food tech	Korea	December 31	38.83	38.83
New Green Shinhan Mezzanine Fund (*7)	Korea	—	39.22	—
KORAMKO-Daum Professional Private Investment Trust No.12 (*7)	Korea	—	33.33	—
Samsung SRA Real Estate Professional Private 45	Korea	December 31	25.00	25.00
IBK Global New Renewable Energy Special Asset Professional Private2	Korea	December 31	28.98	28.98
VS Cornerstone Fund	Korea	December 31	41.18	41.18
Aone Mezzanine Opportunity Professional Private (*8)	Korea	December 31	66.12	66.09
KiwoomUnicorn3 New Technology Business Investment Fund (*7)	Korea	—	21.28	—
Multi Asset The United States Thortons Professional Private1 (*7)	Korea	—	25.00	—
Kiwoom Milestone US Real Estate Professional Private20 (*7)	Korea	—	75.27	—
NH-Amundi US Infrastructure Private Fund2	Korea	December 31	25.91	25.91
KB Distribution Private Real Estate1 (*8)	Korea	December 31	62.00	62.00
SH Jigae Namsan BTO professional Investment Type Private Special Asset Investment Trust (*7)	Korea	—	28.93	—
SH Japan Photovoltaic Private Special Asset Investment Trust No.2	Korea	December 31	30.00	30.00
Kakao-Shinhan 1st TNYT Fund	Korea	December 31	48.62	48.62
IMM Special Situation 1-2 PRIVATE EQUITY FUND	Korea	December 31	20.02	20.00
Pacific Private Placement Real Estate Fund No.40	Korea	December 31	24.73	24.73
Mastern Private Real Estate Loan Fund No.2	Korea	December 31	33.57	33.57
LB Scotland Amazon Fulfillment Center Fund 29 (*8)	Korea	December 31	70.14	70.14
JR AMC Hungary Budapest Office Fund 16	Korea	December 31	32.57	32.57
IGIS 372 Real Estate Professional Private (*7)	Korea	—	28.39	—
EDNCENTRAL Co.,Ltd. (*9)	Korea	December 31	19.87	19.87

Investees	Country	Reporting date	Ownership (%)
			2020	2021
KoFC-Neoplux R&D-Biz Creation 2013-1 Venture Capital Fund (*7)	Korea	—	19.00	—
Future-Creation Neoplux Venture Capital Fund (*5)	Korea	December 31	16.25	16.25
Gyeonggi-Neoplux Superman Fund (*5)	Korea	December 31	21.76	21.76
NewWave 6th Fund (*5)	Korea	December 31	30.00	30.00
KTC-NP Growth Champ 2011-2 Private Equity Fund (*5)	Korea	December 31	5.56	5.56
Neoplux No.3 Private Equity Fund (*5)	Korea	December 31	10.00	10.00
PCC Amberstone Private Equity Fund I	Korea	December 31	21.67	21.67
KIAMCO POWERLOAN TRUST 4TH	Korea	December 31	47.37	47.37
Mastern Opportunity Seeking Real Estate Fund II	Korea	December 31	20.00	20.00
AION ELFIS PROFESSIONAL PRIVATE 1	Korea	December 31	20.00	20.00
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business	Korea	December 31	29.68	29.68
Neoplux Market-Frontier Secondary Fund (*5)	Korea	December 31	19.74	19.74
Harvest Private Equity Fund II	Korea	December 31	22.06	22.06
Synergy Green New Deal 1st New Technology Business Investment Fund	Korea	December 31	28.17	28.17
KAIM Real-estate Private Investment Trust 20	Korea	December 31	38.46	38.46
KIAMCO Vietnam Solar Special Asset Private Investment Trust (*6)	Korea	December 31	50.00	50.00
Daishin New Technology Investment Fund 5th	Korea	December 31	23.44	23.44
CSQUARE SNIPER PROFESSIONAL PRIVATE 10 (*8)	Korea	December 31	62.50	62.50
Acurus Hyundai Investment Partners New Technology	Korea	December 31	26.79	26.79
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-1 (*8)	Korea	December 31	97.85	97.10
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-2 (*8)	Korea	December 31	97.85	97.10
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45	Korea	December 31	25.00	25.00
IGIS Professional Investors Private Investment Real Estate Investment LLC No.395 (*7)	Korea	—	58.82	—
SHINHAN-NEO Core Industrial Technology Fund (*5)	Korea	December 31	49.75	49.75
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2	Korea	December 31	30.00	30.00
SIMONE Mezzanine Fund No.3	Korea	December 31	29.38	29.38
Eum Private Equity Fund No.7	Korea	December 31	21.00	21.00
Kiwoom Private Equity Ant-Man Startup Venture Specialized Private Equity Fund	Korea	December 31	25.00	25.00
Kiwoom Hero No.4 Private Equity Fund	Korea	December 31	21.05	21.05
Vogo Canister Professional Trust Private Fund I	Korea	December 31	36.68	36.53
SW-S Fund	Korea	December 31	—	30.30

Investees	Country	Reporting date	Ownership (%)
			2020	2021
CL Buyout 1st PEF	Korea	December 31	—	21.43
Timefolio The Venture-V second	Korea	December 31	—	20.73
Newlake Growth Capital Partners2 PEF	Korea	December 31	—	29.91
Shinhan Smilegate Global PEF I (*9)	Korea	December 31	—	14.21
Fount Professional Investors Private Investment Trust No.3	Korea	December 31	—	49.98
Genesis Eco No.1 PEF	Korea	December 31	—	29.01
SHINHAN-NEO Market-Frontier 2nd Fund (*5)	Korea	December 31	—	42.70
NH-Synergy Core Industrial New Technology Fund	Korea	December 31	—	36.93
J& Moorim Jade Investment Fund	Korea	December 31	—	24.89
Ulmus SHC innovation investment fund	Korea	December 31	—	24.04
Mirae Asset Partners X Private Equity Fund	Korea	December 31	—	35.71
T Core Industrial Technology 1st Venture PEF	Korea	December 31	—	31.47
Curious Finale Corporate Recovery Private Equity Fund	Korea	December 31	—	27.78
TI First Property Private Investment Trust 1	Korea	December 31	—	40.00
MPLUS Professional Private Real Estate Fund 25	Korea	December 31	—	41.67
IBKC Global Contents Investment Fund	Korea	December 31	—	24.39
Nautic Smart No.6 Private Equity Fund	Korea	December 31	—	37.74
Premier Luminous Private Equity Fund	Korea	December 31	—	27.78
Hanyang-Meritz 1 Fund	Korea	December 31	—	22.58
KNT 2ND PRIVATE EQUITY FUND	Korea	December 31	—	21.74
Maple Mobility Fund	Korea	December 31	—	20.18
AVES 1st Corporate Recovery Private Equity Fund (*6)	Korea	December 31	—	76.19
JS Shinhan Private Equity Fund (*5)	Korea	December 31	—	3.85
Daishin Newgen New Technology Investment Fund 1st (*8)	Korea	December 31	—	50.60
META ESG Private Equity Fund I	Korea	December 31	—	27.40
SWFV FUND-1	Korea	December 31	—	40.25
PHAROS DK FUND	Korea	December 31	—	24.24
Shinhan VC tomorrow venture fund 1 (*5)	Korea	December 31	—	39.62
Highland 2021-8 Fund	Korea	December 31	—	32.67
Medicii 2021-3 Fund	Korea	December 31	—	24.81
Tres-Yujin Trust (*6)	Korea	December 31	—	50.00
Shinhan-Time mezzanine blind Fund (*6)	Korea	December 31	—	50.00
Capstone REITs No.26 (*6)	Korea	December 31	—	50.00
JB Incheon-Bucheon REITS No.54	Korea	December 31	—	39.31
Hankook Smart Real Asset Investment Trust No.3	Korea	December 31	—	33.33
JB Hwaseong-Hadong REITs No.53	Korea	December 31	—	31.03
KB Oaktree Trust No.3	Korea	December 31	—	33.33
Daehan No.36 Office Asset Management Company	Korea	December 31	—	48.05
Rhinos Premier Mezzanine Private Investment Fund No.1	Korea	December 31	—	27.93
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2	Korea	December 31	—	29.73

Investees	Country	Reporting date	Ownership (%)
			2020	2021
Shinhan JigaeNamsan Road Private Special Asset Investment Trust	Korea	December 31	—	24.85
SKS-Yozma Fund No.1	Korea	December 31	—	29.85
IBKC-METIS Global Contents Investment Fund	Korea	December 31	—	36.36
Keistone Unicorn Private Equity Fund	Korea	December 31	—	28.00

(*1)
The financial statements of September 30, 2021 are used for the equity method since the financial statements as of December 31, 2021 are not available. Significant trades and events occurred within the period are properly reflected.

(*2)	The Group applies the equity method accounting as the Group has a significant influence on the investees through important business transactions.
(*3)
In the course of the rehabilitation process, the shares were acquired through investment conversion. Although voting rights cannot be exercised during the rehabilitation process, normal voting rights are exercised because the rehabilitation process was completed before December 31, 2021. Also, it has been reclassified into the investments in associates.

(*4)
The latest financial statements are used for the equity method since the financial statements as of December 31, 2021 are not available. Significant trades and events occurred within the period are properly reflected.

(*5)	As a managing partner, the Group has a significant influence over the investees.
(*6)	As a limited partner, the Group does not have an ability to participate in policy-making processes to obtain economic benefit from the investees that would allow the Group to control the entity.
(*7)	Excluded from the investments in associates due to full or partial disposal of shares, or loss of significant influence.
(*8)
Although the ownership percentages are more than 50%, the Group applies the equity method accounting as the Group does not have an ability to participate in the financial and operating policy-making process.

(*9)
Although the ownership percentages are less than 20%, the Group applies the equity method accounting since it participates in policy-making processes and therefore can exercise significant influence on investees.

(*10)	The rate of Group’s voting rights is 4.65%.
(*11)
Although the Group has a significant influence with ownership percentage more than 50%, the contribution was classified as investments in associates as the Group is not exposed to variable returns due to the payment guarantee for the entire investment amount.

(*12)	Excluded from the associates due to redemption of shares.

(b)	Changes in investments in associates for the years ended December 31, 2020 and 2021 are as follows:

	2020
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income(loss)	Impairment loss	Ending balance
BNP Paribas Cardif Life Insurance	~~W~~	52,586	—	(928)	(1,058)	—	50,600
Songrim Partners (*1)		—	—	—	—	—	—
Neoplux Technology Valuation Investment Fund (*3)		16,384	(16,171)	(213)	—	—	—
Partners 4th Growth Investment Fund		14,917	(4,474)	1,515	—	—	11,958
KTB Newlake Global Healthcare PEF		11,280	(1,950)	74	—	—	9,404
Daekwang Semiconductor Co., Ltd.		3,388	—	243	—	—	3,631
Shinhan-Neoplux Energy Newbiz Fund(*4)		7,880	5,887	703	—	—	14,470
Shinhan-Albatross tech investment Fund		8,734	4,650	(62)	—	—	13,322
Plutus-SG Private Equity Fund		4,231	(5,230)	999	—	—	—
Eum Private Equity Fund No.3		3,574	(5,621)	2,050	—	—	3
KTB Confidence Private Placement		6,067	(6,063)	(4)	—	—	—
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund		4,256	(772)	(3,484)	—	—	—
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund		8,916	(48)	(8,868)	—	—	—
VOGO Debt Strategy Qualified INV Private		9,930	(1,700)	472	—	—	8,702
Shinhan-Midas Donga Secondary Fund		3,486	1,150	116	—	—	4,752
ShinHan – Soo Young Entrepreneur Investment Fund No.1		4,549	1,495	3,924	—	—	9,968
Synergy-Shinhan Mezzanine New Technology Investment Fund		3,912	(4,406)	494	—	—	—
Shinhan Praxis K-Growth Global Private Equity Fund		10,302	78	(435)	—	—	9,945
Credian Healthcare Private Equity Fund II		2,377	(4,937)	8,395	—	—	5,835
Kiwoom Milestone Professional Private Real Estate Trust 19		10,407	(265)	(224)	—	—	9,918
AIP EURO Green Private Real Estate Trust No.3		20,884	(1,189)	1,326	—	—	21,021
Hanhwa US Equity Strategy Private Real Estate Fund No.1		25,964	(26,907)	3,220	—	—	2,277
Shinhan Global Healthcare Fund 1		3,209	—	128	—	(3,337)	—
JB Power TL Investment Type Private Placement Special Asset Fund 7		16,800	(1,359)	745	—	—	16,186
IBK AONE convertible 1		6,077	(6,048)	(29)	—	—	—
Rico synergy collabo Multi-Mezzanine 3		3,217	(3,221)	4	—	—	—
KB NA Hickory Private Special Asset Fund		35,930	(2,609)	1,617	—	—	34,938

	2020
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income(loss)	Impairment loss	Ending balance

Koramco Europe Core Private Placement Real Estate Fund No.2-2	~~W~~	19,562	(1,330)	386	—	—	18,618
BNP Paribas Cardif General Insurance		2,113	3,066	(1,244)	(40)	—	3,895
Axis Global Growth New Technology Investment Association		3,205	(2,920)	(285)	—	—	—
Hermes Private Investment Equity Fund		6,376	—	(277)	—	—	6,099
SHC ULMUS Fund No.1		3,149	(3,289)	140	—	—	—
Shinhan-Nvestor Liquidity Solution Fund		4,865	(1,004)	632	—	—	4,493
Shinhan AIM FoF Fund 1a		7,242	1,324	194	—	—	8,760
IGIS Global Credit Fund 150-1		9,718	(4,002)	1,566	—	—	7,282
GX Shinhan Intervest 1st Private Equity Fund		33,166	(54,515)	21,349	—	—	—
Soo Commerce Platform Growth Fund		6,343	(8,474)	3,278	—	—	1,147
Partner One Value up I Private Equity Fund		11,891	(20)	(92)	—	—	11,779
Genesis No.1 Private Equity Fund		51,150	388	28,575	—	—	80,113
GMB ICT New Technology Investment Fund		7,854	(7,853)	(1)	—	—	—
Korea Omega Project Fund III		3,016	—	547	—	—	3,563
Soo Delivery Platform Growth Fund		8,922	(7,929)	3,075	—	—	4,068
Genesis North America Power Company No.1 PEF		18,275	(3,869)	2,577	—	—	16,983
Hyungje art printing (*1)		—	—	—	—	—	—
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		20,712	(10,794)	664	—	—	10,582
Shinhan-Rhinos 1 Fund		3,029	(1,004)	574	—	—	2,599
Pacific Private Investment Trust No.20		4,076	(1,289)	212	—	—	2,999
Susung Mezzanine project P1 Private Investment Trust		5,128	(3,613)	(170)	—	—	1,345
Korea Finance Security		3,235	—	(180)	—	—	3,055
Multimedia Tech Co.Ltd (*1)		19	—	(19)	—	—	—
MIEL CO.,LTD (*1)		—	—	—	—	—	—
AIP Transportation Specialized Privately Placed Fund Trust #1		31,580	1,366	47	—	—	32,993
DB Epic Convertiblebond Private Trust No.2		5,063	202	520	—	—	5,785
PCC S/W 2nd Fund		3,001	(3,328)	327	—	—	—
E&Healthcare Investment Fund No.6		7,776	—	7,387	—	—	15,163
One Shinhan Global Fund1		4,441	—	(412)	—	—	4,029
Kiwoom-Shinhan Innovation Fund I		7,284	7,500	1,185	—	—	15,969

	2020
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income(loss)	Impairment loss	Ending balance
Daishin-K&T New Technology Investment Fund	~~W~~	7,057	—	(57)	—	—	7,000
Midas Asset Global CRE Debt Private Fund No.6		23,731	21,537	2,121	—	—	47,389
Richmond Private Investment Trust No.82		15,120	(855)	784	—	—	15,049
Tiger Alternative Real Estate Professional Private5		19,820	(1,376)	55	—	—	18,499
Samchully Midstream Private Placement Special Asset Fund 5-4		30,742	(968)	(956)	—	—	28,818
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3		53,831	9,253	2,532	—	—	65,616
AUCTUS FITRIN Corporate Recovery Private Equity Fund		14,358	(14,484)	126	—	—	—
NH-Amundi Global Infrastructure Trust 14		18,497	(460)	782	—	—	18,819
Pacific Private Real Estate Fund Investment Trust No.30 (*3)		14,816	(15,374)	558	—	—	—
Jarvis Memorial Private Investment Trust 1		10,166	(763)	640	—	—	10,043
Mastern Private Private Invetstment Trust 68		9,999	(460)	471	—	—	10,010
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37		4,397	30,510	734	—	—	35,641
Milestone Private Real Estate Fund 3		17,186	(838)	2,180	—	—	18,528
IGIS Private Real Estate Investment Trust 286		9,768	(1,361)	437	—	—	8,844
Nomura-Rifa Private Real Estate Investment Trust 31		8,914	(932)	425	—	—	8,407
Lime Pricing Private Equity Fund		8,300	(8,217)	(83)	—	—	—
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2		41,991	(29,980)	1,312	—	—	13,323
DS Solid.II Hedge Fund		4,123	(6,397)	2,274	—	—	—
Hana Semiconductor New Technology Fund		12,856	(2,557)	13,832	—	—	24,131
J&Magnet Startup Venture Specialized Private Equity Fund		5,979	(2,151)	2,107	—	—	5,935
Cape IT Fund No.3		9,967	(580)	1,262	—	—	10,649
FuturePlay-Shinhan TechInnovation Fund 1		868	3,661	(234)	—	—	4,295

	2020
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income(loss)	Impairment loss	Ending balance

Stonebridge Corporate 1st Fund	~~W~~	2,981	—	258	—	—	3,239
Vogo Realty Partners Private Real Estate Fund V		10,376	(566)	1,017	—	—	10,827
IL GU FARM CO.,LTD (*1)		—	—	—	—	—	—
Korea Credit Bureau		6,812	(90)	254	—	—	6,976
Goduck Gangil1 PFV Co., Ltd (*1)		48	—	(48)	—	—	—
SBC PFV Co., Ltd		20,000	—	(1,792)	—	—	18,208
Sprott Global Renewable Private Equity Fund II		19,016	(18,909)	(107)	—	—	—
NH-amundi global infra private fund 16		48,158	(1,236)	(3,083)	—	—	43,839
IMM Global Private Equity Fund		28,925	90,776	1,154	—	—	120,855
HANA Alternative Estate Professional Private122		26,205	(644)	4,070	—	—	29,631
Hanwha-Incus Plus New Technology Fund No.1		5,499	—	5,527	—	—	11,026
SHBNPP Corporate Professional Investment Type Private Security Investment Trust No.7		51,293	(1,613)	1,530	—	—	51,210
SHBNPP BNCT Professional Investment Type Private Special Asset Investment Trust		150,317	127,753	8,461	—	—	286,531
PSA EMP Private Equity Fund		9,927	(278)	165	—	—	9,814
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24		29,463	(239)	177	—	—	29,401
SHBNPP Peace of Mind TDF 2035 Security Investment Trust		5,727	(5,727)	—	—	—	—
SHBNPP Peace of Mind TDF 2040 Security Investment Trust		5,729	(5,729)	—	—	—	—
BRAIN DO PROFESSIONALE PRIVATE No. 27		3,065	—	376	—	—	3,441
VISION US Muni US Local Debt Opportunities Professional Private1(*3)		9,869	(10,032)	163	—	—	—
UI Venture Fund 7th		—	3,000	279	—	—	3,279
Sparklabs-Shinhan Opportunity Fund 1		—	4,999	(167)	—	—	4,832
BNW Tech-Innovation Private Equity Fund		—	6,000	(58)	—	—	5,942
IGIS Real-estate Private Investment Trust No.33		—	13,945	154	—	—	14,099

	2020
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income(loss)	Impairment loss	Ending balance

Findvalue PreIPO 6th Professional Investment Type Private Investment Trust.	~~W~~	—	3,000	2	—	—	3,002
WWG Global Real Estate Investment Trust no.4		—	16,874	878	—	—	17,752
Fidelis Global Private Real Estate Trust No.2		—	18,582	903	—	—	19,485
IGIS PRIVATE REAL ESTATE TRUST NO.331		—	3,932	(167)	—	—	3,765
AIP EURO PRIVATE REAL ESTATE TRUST No. 12		—	45,082	3,262	—	—	48,344
Pebblestone CGV Private Real Estate Trust No.1		—	12,793	553	—	—	13,346
Shinhan AIM Real Estate Fund No.2(*2)		—	36,186	(7,652)	—	(6,070)	22,464
Shinhan AIM Real Estate Fund No.1(*2)		—	45,415	1,530	—	—	46,945
SHBNPP Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust (*2)		—	32,258	686	—	—	32,944
SHBNPP Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust (*2)		—	22,003	(1,101)	—	—	20,902
SHBNPP Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2(USD)		—	7,273	(581)	—	—	6,692
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No. 1 (*2)		—	4,859	(14)	—	—	4,845
Korea Omega-Shinhan Project Fund I		—	6,000	(69)	—	—	5,931
New Green Shinhan Mezzanine Fund		—	4,000	916	—	—	4,916
KORAMKO-Daum Professional Private Investment Trust No.12		—	6,930	598	—	—	7,528
Samsung SRA Real Estate Professional Private 45		—	10,701	(35)	—	—	10,666
IBK Global New Renewable Energy Special Asset Professional Private2		—	29,177	3,172	—	—	32,349
VS Cornerstone Fund		—	3,500	(36)	—	—	3,464
Aone Mezzanine Opportunity Professional Private		—	8,000	1,580	—	—	9,580

	2020
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income(loss)	Impairment loss	Ending balance
KiwoomUnicorn3New Technology Business Investment Fund	~~W~~	—	3,000	1,283	—	—	4,283
Multi Asset The United States Thortons Professional Private1(*2)		—	44,202	(2,762)	—	—	41,440
Kiwoom Milestone US Real Estate Professional Private20		—	49,791	1,721	—	—	51,512
NH-Amundi US Infrastructure Private Fund2 (*2)		—	24,647	783	—	—	25,430
KB Distribution Private Real Estate1 (*2)		—	29,984	714	—	—	30,698
SHBNPP Jigae Namsan BTO professional Investment Type Private Special Asset Investment Trust (*2)		—	19,968	744	—	—	20,712
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No.2 (*2)		—	28,251	898	—	—	29,149
Kakao-Shinhan 1st TNYT Fund		—	6,000	(319)	—	—	5,681
IMM Special Situation 1-2 PRIVATE EQUITY FUND		—	10,000	870	—	—	10,870
Pacific Private Placement Real Estate Fund No.40		—	11,273	374	—	—	11,647
Mastern Private Real Estate Loan Fund No.2		—	5,740	(48)	—	—	5,692
LB Scotland Amazon Fulfillment Center Fund 29		—	30,753	429	—	—	31,182
JR AMC Hungary Budapest Office Fund 16		—	11,380	824	—	—	12,204
IGIS 372 Real Estate Professional Private		—	58,200	(1,365)	—	—	56,835
KoFC-Neoplux R&D-Biz Creation 2013-1 Venture Capital Fund (*4)		—	4,058	(228)	—	—	3,830
Future-Creation Neoplux Venture Capital Fund (*4)		—	4,204	(408)	—	—	3,796
Gyeonggi-Neoplux Superman Fund (*4)		—	7,665	(1,266)	—	—	6,399
NewWave 6th Fund (*4)		—	6,242	(92)	—	—	6,150
Neoplux No.3 Private Equity Fund (*4)		—	10,825	(530)	—	—	10,295
PCC Amberstone Private Equity Fund I(*2)		—	22,066	414	—	—	22,480
KIAMCO POWERLOAN TRUST 4TH		—	43,390	565	—	—	43,955
Mastern Opportunity Seeking Real Estate Fund II		—	19,508	291	—	—	19,799
AION ELFIS PROFESSIONAL PRIVATE 1		—	5,000	528	—	—	5,528

	2020
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income(loss)	Impairment loss	Ending balance

T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business	~~W~~	—	4,500	(47)	—	—	4,453
Neoplux Market-Frontier Secondary Fund(*4)		—	10,974	571	—	—	11,545
Synergy Green New Deal 1st New Technology Business Investment Fund		—	10,000	8	—	—	10,008
KAIM Real-estate Private Investment Trust 20		—	5,000	98	—	—	5,098
KIAMCO Vietnam Solar Special Asset Private Investment Trust		—	8,150	(202)	—	—	7,948
CSQUARE SNIPER PROFESSIONAL PRIVATE 10		—	3,125	—	—	—	3,125
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-1		—	44,780	(9)	(177)	—	44,594
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-2		—	44,780	(9)	(177)	—	44,594
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45		—	16,000	(145)	—	—	15,855
IGIS Professional Investors Private Investment Real Estate Investment LLC No.395		—	30,000	(356)	—	—	29,644
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2		—	21,142	—	—	—	21,142
Eum Private Equity Fund No.7		—	7,872	—	—	—	7,872
Kiwoom Private Equity Ant-Man Startup Venture Specialized Private Equity Fund		—	5,034	—	—	—	5,034
Kiwoom Hero No.4 Private Equity Fund		—	4,707	—	—	—	4,707
Vogo Canister Professional Trust Private Fund I(*2)		—	43,975	—	—	—	43,975
Others		85,517	25,966	19,814	(5)	—	131,292

	~~W~~	1,452,861	1,056,238	159,533	(1,457)	(9,407)	2,657,768

(*1)	The Group has stopped recognizing its equity method income or loss due to the carrying value of ‘0’ resulting from the investees’ cumulative loss.
(*2)	Classified as investments in associates without cash transactions.

(*3)	For the year ended December 31, 2020, it is incorporated into the consolidation target as it held control due to increased equity ratio.
(*4)	For the year ended December 31, 2020, it is incorporated into the investments in associates as Neoplux Co., Ltd.is incorporated into the consolidation target.

	2021
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
BNP Paribas Cardif Life Insurance	~~W~~	50,600	—	(660)	(5,918)	—	44,022
Songrim Partners (*1)		—	—	—	—	—	—
Partners 4th Growth Investment Fund		11,958	(16,144)	12,525	4,694	—	13,033
KTB Newlake Global Healthcare PEF		9,404	—	8	—	—	9,412
Daekwang Semiconductor Co., Ltd.		3,631	(3,742)	113	(2)	—	—
Shinhan-Neoplux Energy Newbiz Fund		14,470	475	1,087	—	—	16,032
Shinhan-Albatross tech investment Fund		13,322	(9,000)	6,067	—	—	10,389
VOGO Debt Strategy Qualified IV Private		8,702	(1,733)	210	—	—	7,179
Shinhan-Midas Donga Secondary Fund		4,752	(500)	(301)	—	—	3,951
ShinHan – Soo Young Entrepreneur Investment Fund No.1		9,968	(7,879)	2,137	—	—	4,226
Shinhan Praxis K-Growth Global Private Equity Fund		9,945	(2,310)	126	—	—	7,761
Credian Healthcare Private Equity Fund II		5,835	(5,835)	—	—	—	—
Kiwoom Milestone Professional Private Real Estate Trust 19		9,918	(66)	(361)	—	(4,238)	5,253
AIP EURO Green Private Real Estate Trust No.3		21,021	(1,335)	10,017	—	—	29,703
Shinhan Global Healthcare Fund 1(*1)		—	—	—	—	—	—
JB Power TL Investment Type Private Placement Special Asset Fund 7		16,186	(15,947)	(239)	—	—	—
KB NA Hickory Private Special Asset Fund		34,938	(2,266)	1,704	—	—	34,376
Koramco Europe Core Private Placement Real Estate Fund No.2-2		18,618	(1,204)	2,078	—	—	19,492
BNP Paribas Cardif General Insurance		3,895	176	(708)	(9)	—	3,354
Hermes Private Investment Equity Fund		6,099	(3,167)	6,850	—	—	9,782
Shinhan-Nvestor Liquidity Solution Fund		4,493	331	514	—	—	5,338
Shinhan AIM FoF Fund 1a		8,760	(79)	475	—	—	9,156
IGIS Global Credit Fund 150-1		7,282	(3,246)	1,366	—	—	5,402
Partner One Value up I Private Equity Fund		11,779	(6,933)	3,045	—	—	7,891
Genesis No.1 Private Equity Fund		80,113	388	(24,968)	—	—	55,533
Korea Omega Project Fund III		3,563	—	727	—	—	4,290
Soo Delivery Platform Growth Fund		4,068	—	1,805	—	—	5,873
Genesis North America Power Company No.1 PEF		16,983	(5,229)	1,982	—	—	13,736

	2021
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance

Hyungje art printing(*2)	~~W~~	—	—	—	—	—	—
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		10,582	24,500	6,467	—	—	41,549
Korea Finance Security		3,055	—	(61)	—	—	2,994
Multimedia Tech Co.Ltd.(*2)		—	—	—	—	—	—
MIEL CO.,LTD.(*1)		—	—	—	—	—	—
AIP Transportation Specialized Privately Placed Fund Trust #1		32,993	347	1,348	—	—	34,688
DB Epic Convertiblebond Private Trust No.2		5,785	(5,538)	(247)	—	—	—
E&Healthcare Investment Fund No.6		15,163	(3,431)	(4,866)	—	—	6,866
One Shinhan Global Fund 1		4,029	(519)	263	—	—	3,773
Kiwoom-Shinhan Innovation Fund I		15,969	(5,150)	912	—	—	11,731
Daishin-K&T New Technology Investment Fund		7,000	—	991	—	—	7,991
Midas Asset Global CRE Debt Private Fund No.6		47,389	(2,701)	3,617	—	—	48,305
Richmond Private Investment Trust No.82		15,049	(19,411)	4,362	—	—	—
Tiger Alternative Real Estate Professional Private5		18,499	(20,848)	2,349	—	—	—
Samchully Midstream Private Placement Special Asset Fund 5-4		28,818	(843)	(504)	—	—	27,471
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3		65,616	(41,622)	1,210	—	—	25,204
NH-Amundi Global Infrastructure Trust 14		18,819	(1,609)	1,091	—	—	18,301
Jarvis Memorial Private Investment Trust 1		10,043	(700)	766	—	—	10,109
Mastern Private Private Investment Trust 68		10,010	(10,332)	322	—	—	—
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37		35,641	(4,981)	2,493	—	—	33,153
Milestone Private Real Estate Fund 3		18,528	(472)	488	—	—	18,544
IGIS Private Real Estate Investment Trust 286		8,844	(9,176)	332	—	—	—
Nomura-Rifa Private Real Estate Investment Trust 31		8,407	(705)	200	—	—	7,902
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2		13,323	(3,511)	424	—	—	10,236

	2021
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance

Hana Semiconductor New Technology Fund	~~W~~	24,131	(26,129)	1,998	—	—	—
J&Magnet Startup Venture Specialized Private Equity Fund		5,935	(7,247)	1,312	—	—	—
Cape IT Fund No.3		10,649	(580)	(4)	—	—	10,065
FuturePlay-Shinhan TechInnovation Fund 1		4,295	3,025	(171)	—	—	7,149
Stonebridge Corporate 1st Fund		3,239	—	(275)	—	—	2,964
Vogo Realty Partners Private Real Estate Fund V		10,827	(681)	620	—	—	10,766
Korea Credit Bureau		6,976	(90)	809	—	—	7,695
Goduck Gangil1 PFV Co., Ltd.(*1)		—	—	—	—	—	—
SBC PFV Co., Ltd.		18,208	12,499	(1,121)	—	—	29,586
NH-amundi global infra private fund 16		43,839	346	7,823	—	—	52,008
IMM Global Private Equity Fund		120,855	(10,462)	8,222	—	—	118,615
HANA Alternative Estate Professional Private122		29,631	(1,001)	859	—	—	29,489
Hanwha-Incus Plus New Technology Fund No.1		11,026	(8,284)	(2,742)	—	—	—
SH Corporate Professional Investment Type Private Security Investment Trust No.7		51,210	(1,518)	207	—	—	49,899
SH BNCT Professional Investment Type Private Special Asset Investment Trust		286,531	(15,191)	10,859	—	—	282,199
PSA EMP Private Equity Fund		9,814	(9,755)	(59)	—	—	—
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24		29,401	(2,630)	1,541	—	—	28,312
BRAIN DO PROFESSIONALE PRIVATE No. 27		3,441	(3,048)	583	—	—	976
UI Venture Fund 7th		3,279	(3,269)	(10)	—	—	—
Sparklabs-Shinhan Opportunity Fund 1		4,832	—	(192)	—	—	4,640
BNW Tech-Innovation Private Equity Fund		5,942	—	(61)	—	—	5,881
IGIS Real-estate Private Investment Trust No.33		14,099	(714)	499	—	—	13,884
Findvalue PreIPO 6th Professional Investment Type Private Investment Trust		3,002	(3,301)	299	—	—	—
WWG Global Real Estate Investment Trust no.4		17,752	(7,855)	747	—	—	10,644
Goduck Gangil10 PFV Co., Ltd (*1)		32	—	(32)	—	—	—
Notes to the Consolidated Financial Statements
(In millions of won)

15.	Investments in associates (continued)

	2021
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance

Fidelis Global Private Real Estate Trust No.2	~~W~~	19,485	(911)	1,199	—	—	19,773
IGIS PRIVATE REAL ESTATE TRUST NO.331		3,765	(3,765)	—	—	—	—
AIP EURO PRIVATE REAL ESTATE TRUST No. 12		48,344	(5,436)	6,309	—	—	49,217
Shinhan Healthcare Fund 2 (*1)		986	—	(75)	—	(911)	—
Pebblestone CGV Private Real Estate Trust No.1		13,346	(748)	1,112	—	—	13,710
SH Corporate Professional Investment Type Private Security Investment Trust No.45		—	174,154	(199)	—	—	173,955
Shinhan AIM Real Estate Fund No.2		22,464	1,911	(1,100)	—	—	23,275
Shinhan AIM Real Estate Fund No.1		46,945	(4,412)	1,779	—	—	44,312
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust		32,944	(911)	915	—	—	32,948
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust		20,902	7	(359)	—	—	20,550
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2		6,692	13,667	(1,504)	—	—	18,855
SH Japan Photovoltaic Private Special Asset Investment Trust No.1		4,845	(4,845)	—	—	—	—
Korea Omega-Shinhan Project Fund I		5,931	2,000	(687)	—	—	7,244
ST-Bonanja Food tech		1,993	—	1,366	—	—	3,359
New Green Shinhan Mezzanine Fund		4,916	(5,622)	706	—	—	—
KORAMKO-Daum Professional Private Investment Trust No.12		7,528	(7,756)	228	—	—	—
Samsung SRA Real Estate Professional Private 45		10,666	2,656	(442)	—	—	12,880
IBK Global New Renewable Energy Special Asset Professional Private2		32,349	(1,988)	1,526	—	—	31,887
VS Cornerstone Fund		3,464	—	(54)	—	—	3,410
Aone Mezzanine Opportunity Professional Private		9,580	(28)	(12)	—	—	9,540
KiwoomUnicorn3 New Technology Business Investment Fund		4,283	(3,633)	(650)	—	—	—
Multi Asset The United States Thortons Professional Private1		41,440	(41,607)	167	—	—	—

	2021
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Kiwoom Milestone US Real Estate Professional Private20	~~W~~	51,512	(51,512)	—	—	—	—
NH-Amundi US Infrastructure Private Fund2		25,430	207	1,387	—	—	27,024
KB Distribution Private Real Estate1		30,698	(1,423)	1,419	—	—	30,694
SH Jigae Namsan BTO professional Investment Type Private Special Asset Investment Trust		20,712	(22,293)	1,581	—	—	—
SH Japan Photovoltaic Private Special Asset Investment Trust No.2		29,149	(16,798)	665	—	—	13,016
Kakao-Shinhan 1st TNYT Fund		5,681	9,000	(184)	—	—	14,497
IMM Special Situation 1-2 PRIVATE EQUITY FUND		10,870	(160)	883	—	—	11,593
Pacific Private Placement Real Estate Fund No.40		11,647	(747)	698	—	—	11,598
Mastern Private Real Estate Loan Fund No.2		5,692	1,429	370	—	—	7,491
LB Scotland Amazon Fulfillment Center Fund 29		31,182	(1,734)	1,820	—	—	31,268
JR AMC Hungary Budapest Office Fund 16		12,204	(821)	757	—	—	12,140
IGIS 372 Real Estate Professional Private		56,835	(56,835)	—	—	—	—
EDNCENTRAL Co.,Ltd. (*1)		1,040	—	(1,040)	—	—	—
KoFC-Neoplux R&D-Biz Creation 2013-1 Venture Capital Fund		3,830	(8,388)	4,558	—	—	—
Future-Creation Neoplux Venture Capital Fund		3,796	(995)	216	—	—	3,017
Gyeonggi-Neoplux Superman Fund		6,399	(2,257)	3,736	—	—	7,878
NewWave 6th Fund		6,150	7,575	730	—	—	14,455
KTC-NP Growth Champ 2011-2 Private Equity Fund		2,853	—	1,137	—	—	3,990
Neoplux No.3 Private Equity Fund		10,295	10,182	2,124	—	—	22,601
PCC Amberstone Private Equity Fund I		22,480	(2,356)	2,666	—	—	22,790
KIAMCO POWERLOAN TRUST 4TH		43,955	(164)	1,510	—	—	45,301
Mastern Opportunity Seeking Real Estate Fund II		19,799	(737)	2,255	—	—	21,317
AION ELFIS PROFESSIONAL PRIVATE 1		5,528	(1,350)	244	—	—	4,422
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business		4,453	—	(93)	—	—	4,360
Neoplux Market-Frontier Secondary Fund		11,545	(614)	382	—	—	11,313

	2021
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Harvest Private Equity Fund II	~~W~~	2,982	—	499	—	—	3,481
Synergy Green New Deal 1st New Technology Business Investment Fund		10,008	(247)	(77)	—	—	9,684
KAIM Real-estate Private Investment Trust 20		5,098	(350)	300	—	—	5,048
KIAMCO Vietnam Solar Special Asset Private Investment Trust		7,948	(1,112)	691	—	—	7,527
Daishin New Technology Investment Fund 5th		2,850	—	1,589	—	—	4,439
CSQUARE SNIPER PROFESSIONAL PRIVATE 10		3,125	—	122	—	—	3,247
Acurus Hyundai Investment Partners New Technology		2,927	—	1,787	—	—	4,714
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-1		44,594	4,103	11,371	3,876	—	63,944
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-2		44,594	4,103	11,371	3,876	—	63,944
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45		15,855	—	(1,077)	—	—	14,778
IGIS Professional Investors Private Investment Real Estate Investment LLC No.395		29,644	(29,644)	—	—	—	—
SHINHAN-NEO Core Industrial Technology Fund		1,979	3,960	(248)	—	—	5,691
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2		21,142	5,271	830	—	—	27,243
SIMONE Mezzanine Fund No.3		2,980	—	74	—	—	3,054
Eum Private Equity Fund No.7		7,872	121	(120)	—	—	7,873
Kiwoom Private Equity Ant-Man Startup Venture Specialized Private Equity Fund		5,034	—	2,560	—	—	7,594
Kiwoom Hero No.4 Private Equity Fund		4,707	—	(402)	—	—	4,305
Vogo Canister Professional Trust Private Fund I		43,975	(4,712)	1,809	—	—	41,072
SW-S Fund		—	7,000	(276)	—	—	6,724
CL Buyout 1st PEF		—	13,875	(84)	—	—	13,791
Timefolio The Venture-V second		—	4,000	572	—	—	4,572
Newlake Growth Capital Partners2 PEF		—	13,000	(79)	—	—	12,921

	2021
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Shinhan Smilegate Global PEF I	~~W~~	—	3,376	(40)	—	—	3,336
Fount Professional Investors Private Investment Trust No.3		—	5,000	197	—	—	5,197
Genesis Eco No.1 PEF		—	11,292	(162)	—	—	11,130
SHINHAN-NEO Market-Frontier 2nd Fund (*3)		—	25,620	(1,014)	—	—	24,606
NH-Synergy Core Industrial New Technology Fund		—	6,500	(63)	—	—	6,437
J& Moorim Jade Investment Fund		—	5,500	40	—	—	5,540
Ulmus SHC innovation investment fund		—	5,000	192	—	—	5,192
Mirae Asset Partners X Private Equity Fund		—	8,000	(142)	—	—	7,858
T Core Industrial Technology 1st Venture PEF		—	4,500	35	—	—	4,535
Curious Finale Corporate Recovery Private Equity Fund		—	3,377	313	—	—	3,690
TI First Property Private Investment Trust 1		—	2,879	176	—	—	3,055
MPLUS Professional Private Real Estate Fund 25		—	3,010	280	—	—	3,290
IBKC Global Contents Investment Fund		—	5,000	(57)	—	—	4,943
Nautic Smart No.6 Private Equity Fund		—	4,000	(26)	—	—	3,974
Premier Luminous Private Equity Fund		—	7,095	(104)	—	—	6,991
Hanyang-Meritz 1 Fund		—	3,500	(17)	—	—	3,483
KNT 2ND PRIVATE EQUITY FUND		—	3,000	1,157	—	—	4,157
Maple Mobility Fund		—	9,274	(591)	—	—	8,683
AVES 1st Corporate Recovery Private Equity Fund		—	4,800	(64)	—	—	4,736
JS Shinhan Private Equity Fund		—	5,076	(39)	—	—	5,037
Daishin Newgen New Technology Investment Fund 1st		—	8,000	4,169	—	—	12,169
META ESG Private Equity Fund I		—	5,726	(49)	—	—	5,677
SWFV FUND-1		—	9,700	(54)	—	—	9,646
PHAROS DK FUND		—	4,000	(51)	—	—	3,949
Shinhan VC tomorrow venture fund 1		—	9,113	(71)	—	—	9,042
Highland 2021-8 Fund		—	4,900	(1)	—	—	4,899
Medicii 2021-3 Fund		—	9,752	(24)	—	—	9,728
Tres-Yujin Trust		—	10,000	(5)	—	—	9,995
Shinhan-Time mezzanine blind Fund		—	15,000	(58)	—	—	14,942
Capstone REITs No.26		—	4,849	(454)	—	—	4,395
JB Incheon-Bucheon REITS No.54		—	5,000	(1)	—	—	4,999

	2021
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Hankook Smart Real Asset Investment Trust No.3	~~W~~	—	4,173	169	—	—	4,342
JB Hwaseong-Hadong REITs No.53		—	5,000	(1)	—	—	4,999
KB Oaktree Trust No.3		—	3,141	18	—	—	3,159
Daehan No.36 Office Asset Management Company		—	21,500	—	—	—	21,500
Rhinos Premier Mezzanine Private Investment Fund No.1		—	3,000	5	—	—	3,005
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2		—	19,426	477	—	—	19,903
Shinhan JigaeNamsan Road Private Special Asset Investment Trust		—	39,996	109	—	—	40,105
SKS-Yozma Fund No.1		—	6,000	(55)	—	—	5,945
IBKC-METIS Global Contents Investment Fund		—	4,000	—	—	—	4,000
Keistone Unicorn Private Equity Fund		—	6,300	—	—	—	6,300
Others		121,040	63,729	5,881	(3)	(5,570)	185,077

	~~W~~	2,657,768	101,582	158,600	6,514	(10,719)	2,913,745

(*1)	The Group has stopped recognizing its equity method income or loss due to the carrying value of ‘0’ resulting from the investees’ cumulative loss.
(*2)	For the year ended December 31, 2020, the Group has stopped recognizing its equity method income or loss to accumulated deficits and the shares are retired for the year ended December 31, 2021.
(*3)	Classified as investments in associates without cash transactions.

(c)	The statement of financial information as of and for the years ended December 31, 2020 and 2021 are as follows:

	2020
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
BNP Paribas Cardif Life Insurance	~~W~~	3,526,148	3,188,562	38,669	(6,555)	(7,052)	(13,607)
Songrim Partners		1,003	1,065	548	—	—	—
Partners 4th Growth Investment Fund		48,678	846	7,231	6,059	—	6,059
KTB Newlake Global Healthcare PEF		31,005	225	598	244	—	244
Daekwang Semiconductor Co., Ltd.		23,682	6,339	3,836	1,163	—	1,163
Shinhan-Neoplux Energy Newbiz Fund		44,615	25	4,221	1,749	—	1,749
Shinhan-Albatross tech investment Fund		27,685	385	982	594	—	594
Eum Private Equity Fund No.3		20	4	13,445	9,875	—	9,875

	2020
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund	~~W~~	1	1	89	89	—	89
Meritz AI-SingA330-B Investment Type Private Private Placement Special Asset Fund		2	2	363	361	—	361
VOGO Debt Strategy Qualified INV Private		43,540	28	6,361	2,359	—	2,359
Shinhan-Midas Donga Secondary Fund		9,504	—	365	233	—	233
ShinHan – Soo Young Entrepreneur Investment Fund No.1		41,532	—	16,561	16,349	—	16,349
Shinhan Praxis K-Growth Global Private Equity Fund		52,890	183	201	(2,306)	—	(2,306)
Credian Healthcare Private Equity Fund II		17,141	15	25,926	24,638	—	24,638
Kiwoom Milestone Professional Private Real Estate Trust 19		58,393	38,558	2,772	(449)	—	(449)
AIP EURO Green Private Real Estate Trust No.3		98,866	86	6,893	6,231	—	6,231
Hanhwa US Equity Strategy Private Real Estate Fund No.1		5,798	721	32,667	7,180	—	7,180
Shinhan Global Healthcare Fund 1		55	2,104	1,034	(74,736)	—	(74,736)
JB Power TL Investment Type Private Placement Special Asset Fund 7		48,605	45	23,547	2,251	—	2,251
KB NA Hickory Private Special Asset Fund		93,236	69	13,464	4,312	—	4,312
Koramco Europe Core Private Placement Real Estate Fund No.2-2		46,239	3,948	4,920	877	—	877
BNP Paribas Cardif General Insurance		85,278	33,063	23,632	(7,972)	(161)	(8,133)
Hermes Private Investment Equity Fund		20,919	8	11	(948)	—	(948)
Shinhan-Nvestor Liquidity Solution Fund		18,032	—	2,704	2,537	—	2,537
Shinhan AIM FoF Fund 1a		35,060	20	4,378	777	—	777
IGIS Global Credit Fund 150-1		29,153	24	10,076	6,263	—	6,263
Soo Commerce Platform Growth Fund		4,661	3	13,172	13,314	—	13,314
Partner One Value up I Private Equity Fund		42,205	—	457	(329)	—	(329)
Genesis No.1 Private Equity Fund		382,353	31,024	158,070	125,312	—	125,312
Korea Omega Project Fund III		15,141	—	2,383	2,323	—	2,323
Soo Delivery Platform Growth Fund		13,563	3	11,300	10,249	—	10,249
Genesis North America Power Company No.1 PEF		48,221	5,727	6,976	6,449	—	6,449
Hyungje art printing		866	1,130	253	—	—	—

	2020
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3	~~W~~	46,514	1,164	11,240	2,846	—	2,846
Shinhan-Rhinos 1 Fund		11,561	1	2,784	2,554	—	2,554
Pacific Private Investment Trust No.20		13,805	11	974	974	—	974
Susung Mezzanine project P1 Private Investment Trust		3,220	—	3,412	(373)	—	(373)
Korea Finance Security		37,522	17,032	118,906	(1,174)	—	(1,174)
Multimedia Tech Co.Ltd		593	662	555	(158)	—	(158)
MIEL CO.,LTD		474	559	585	(169)	—	(169)
AIP Transportation Specialized Privately Placed Fund Trust #1		92,454	101	17,221	132	—	132
DB Epic Convertiblebond Private Trust No.2		11,382	34	1,169	1,021	—	1,021
E&Healthcare Investment Fund No.6		72,023	—	36,332	33,844	—	33,844
One Shinhan Global Fund1		22,244	—	92	(406)	—	(406)
Kiwoom-Shinhan Innovation Fund I		32,096	158	2,984	2,371	—	2,371
Daishin-K&T New Technology Investment Fund		55,501	33,101	64	(183)	—	(183)
Midas Asset Global CRE Debt Private Fund No.6		115,240	118	7,041	5,153	—	5,153
Richmond Private Investment Trust No.82		49,961	24,879	1,658	1,306	—	1,306
Tiger Alternative Real Estate Professional Private5		38,064	86	7,827	113	—	113
Samchully Midstream Private Placement Special Asset Fund 5-4		67,177	36	8,012	(2,228)	—	(2,228)
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3		327,973	56	13,607	12,656	—	12,656
NH-Amundi Global Infrastructure Trust 14		62,729	1	7,216	2,606	—	2,606
Jarvis Memorial Private Investment Trust 1		10,147	4	651	647	—	647
Mastern Private Private Invetstment Trust 68		18,620	—	878	877	—	877
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37		59,422	20	6,374	1,224	—	1,224
Milestone Private Real Estate Fund 3		57,792	2	7,083	6,797	—	6,797
IGIS Private Real Estate Investment Trust 286		74,406	53,065	5,298	696	—	696

	2020
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
Nomura-Rifa Private Real Estate Investment Trust 31	~~W~~	98,291	71,442	7,584	1,356	—	1,356
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2		62,682	45	6,511	6,169	—	6,169
Hana Semiconductor New Technology Fund		111,661	12,346	70,303	56,926	—	56,926
J&Magnet Startup Venture Specialized Private Equity Fund		24,381	50	8,291	8,638	—	8,638
Cape IT Fund No.3		32,448	75	4,145	3,837	—	3,837
FuturePlay-Shinhan TechInnovation Fund 1		8,621	31	5	(469)	—	(469)
Stonebridge Corporate 1st Fund		7,342	1	679	584	—	584
Vogo Realty Partners Private Real Estate Fund V		50,139	99	8,137	4,701	—	4,701
Korea Credit Bureau		114,571	37,062	93,275	3,992	—	3,992
Goduck Gangil1 PFV Co., Ltd		334,349	348,276	—	(10,065)	—	(10,065)
SBC PFV Co., Ltd		119,994	7,199	—	(7,169)	—	(7,169)
NH-amundi global infra private fund 16		87,908	230	20,499	(6,215)	—	(6,215)
IMM Global Private Equity Fund		367,570	1,368	17,222	2,995	—	2,995
HANA Alternative Estate Professional Private122		39,449	38	6,836	5,487	—	5,487
Hanwha-Incus Plus New Technology Fund No.1		25,860	—	13,169	12,961	—	12,961
SHBNPP Corporate Professional Investment Type Private Security Investment Trust No.7		198,644	87,218	4,479	3,329	—	3,329
SHBNPP BNCT Professional Investment Type Private Special Asset Investment Trust		395,815	—	14,737	11,688	—	11,688
PSA EMP Private Equity Fund		33,953	97	8	(393)	—	(393)
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24		57,026	784	13,342	339	—	339
BRAIN DO PROFESSIONALE PRIVATE No. 27		11,827	12	1,414	1,292	—	1,292
UI Venture Fund 7th		13,466	21	2,044	1,145	—	1,145
Sparklabs-Shinhan Opportunity Fund 1		9,760	—	—	(340)	—	(340)
BNW Tech-Innovation Private Equity Fund		20,119	213	45	(194)	—	(194)
IGIS Real-estate Private Investment Trust No.33		88,319	53,812	1,570	378	—	378

	2020
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
Findvalue PreIPO 6th Professional Investment Type Private Investment Trust	~~W~~	9,505	—	5	5	—	5
WWG Global Real Estate Investment Trust no.4		60,083	12	8,431	2,971	—	2,971
Fidelis Global Private Real Estate Trust No.2		24,901	2	1,902	1,214	—	1,214
IGIS PRIVATE REAL ESTATE TRUST NO.331		57,655	45,417	20	(388)	—	(388)
AIP EURO PRIVATE REAL ESTATE TRUST No. 12		173,538	783	40,882	13,425	—	13,425
Pebblestone CGV Private Real Estate Trust No.1		63,907	36,405	7,451	1,141	—	1,141
Shinhan AIM Real Estate Fund No.2		75,018	138	7,611	(45,741)	—	(45,741)
Shinhan AIM Real Estate Fund No.1		223,471	28	22,855	7,284	—	7,284
SHBNPP Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust		149,686	75	3,342	3,117	—	3,117
SHBNPP Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust		71,774	169	4,948	(3,773)	—	(3,773)
SHBNPP Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2		9,380	12	576	(814)	—	(814)
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No. 1		61,389	45,239	47,240	(46)	—	(46)
Korea Omega-Shinhan Project Fund I		11,861	—	—	(139)	—	(139)
New Green Shinhan Mezzanine Fund		12,538	1	2,387	2,337	—	2,337
KORAMKO-Daum Professional Private Investment Trust No.12		22,740	157	1,949	1,792	—	1,792
Samsung SRA Real Estate Professional Private 45		42,895	230	4,155	(355)	—	(355)
IBK Global New Renewable Energy Special Asset Professional Private2		116,284	4,679	19,514	10,943	—	10,943
VS Cornerstone Fund		8,413	—	2	(87)	—	(87)
Aone Mezzanine Opportunity Professional Private		14,530	40	2,507	2,390	—	2,390
KiwoomUnicorn3New Technology Business Investment Fund		20,132	—	6,112	6,031	—	6,031

	2020
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
Multi Asset The United States Thortons Professional Private1	~~W~~	165,775	15	2,111	671	—	671
Kiwoom Milestone US Real Estate Professional Private20		68,591	157	3,508	2,286	—	2,286
NH-Amundi US Infrastructure Private Fund2		99,409	1,248	16,758	3,025	—	3,025
KB Distribution Private Real Estate1		50,013	500	1,174	1,151	—	1,151
SHBNPP Jigae Namsan BTO professional Investment Type Private Special Asset Investment Trust		71,647	54	2,677	2,571	—	2,571
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No.2		97,412	248	5,176	2,993	—	2,993
Kakao-Shinhan 1st TNYT Fund		12,014	331	2	(657)	—	(657)
IMM Special Situation 1-2 PRIVATE EQUITY FUND		54,328	33	4,378	4,344	—	4,344
Pacific Private Placement Real Estate Fund No.40		145,123	98,029	2,554	1,511	—	1,511
Mastern Private Real Estate Loan Fund No.2		17,156	201	98	(143)	—	(143)
LB Scotland Amazon Fulfillment Center Fund 29		44,483	28	1,975	612	—	612
JR AMC Hungary Budapest Office Fund 16		38,581	1,112	2,531	2,531	—	2,531
IGIS 372 Real Estate Professional Private		628,769	428,577	10,221	(4,808)	—	(4,808)
KoFC-Neoplux R&D-Biz Creation 2013-1 Venture Capital Fund		18,460	2,824	1,673	240	—	240
Future-Creation Neoplux Venture Capital Fund		27,271	4,137	7,270	4,300	—	4,300
Gyeonggi-Neoplux Superman Fund		31,898	186	533	(212)	—	(212)
NewWave 6th Fund		20,501	—	2,757	1,528	—	1,528
Neoplux No.3 Private Equity Fund		103,712	756	9,114	(7,108)	—	(7,108)
PCC Amberstone Private Equity Fund I		104,930	1,194	12,280	5,501	—	5,501
KIAMCO POWERLOAN TRUST 4TH		92,817	23	815	1,193	—	1,193
Mastern Opportunity Seeking Real Estate Fund II		99,087	93	1,391	1,453	—	1,453
AION ELFIS PROFESSIONAL PRIVATE 1		27,672	30	2,710	2,642	—	2,642

	2020
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business	~~W~~	15,074	73	—	(160)	—	(160)
Neoplux Market-Frontier Secondary Fund		56,363	1,636	1,359	(339)	—	(339)
Synergy Green New Deal 1st New Technology Business Investment Fund		35,539	12	39	27	—	27
KAIM Real-estate Private Investment Trust 20		13,254	—	254	254	—	254
KIAMCO Vietnam Solar Special Asset Private Investment Trust		15,902	6	—	(404)	—	(404)
CSQUARE SNIPER PROFESSIONAL PRIVATE 10		5,010	10	10	—	—	—
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-1		45,582	9	—	(9)	—	(9)
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-2		45,582	9	—	(9)	—	(9)
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45		141,811	93,336	1	1,290	—	1,290
IGIS Professional Investors Private Investment Real Estate Investment LLC No.395		116,853	66,459	—	(605)	—	(605)
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2		70,487	14	194	180	—	180
Kiwoom Private Equity Ant-Man Startup Venture Specialized Private Equity Fund		20,174	40	4,210	4,134	—	4,134
Kiwoom Hero No.4 Private Equity Fund		22,359	1	—	3,358	—	3,358
Vogo Canister Professional Trust Private Fund I		119,968	76	17,022	4,148	—	4,148

(*)	Excluded the financial information of associates that are not subject to equity method due to disposal or of which the financial information is not available as of end of the year.

	2021
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
BNP Paribas Cardif Life Insurance	~~W~~	3,268,153	2,974,519	48,207	(4,499)	(39,454)	(43,953)
Songrim Partners		1,003	1,065	548	—	—	—
Partners 4th Growth Investment Fund		60,073	7,939	52,019	50,100	18,774	68,874
KTB Newlake Global Healthcare PEF		30,969	161	552	27	—	27
Shinhan-Neoplux Energy Newbiz Fund		66,213	1,002	20,575	18,016	—	18,016
Shinhan-Albatross tech investment Fund		20,677	464	12,058	10,912	—	10,912
VOGO Debt Strategy Qualified IV Private		35,919	23	5,393	1,138	—	1,138
Shinhan-Midas Donga Secondary Fund		7,902	—	72	(602)	—	(602)
ShinHan – Soo Young Entrepreneur Investment Fund No.1		17,960	352	27,318	8,906	—	8,906
Shinhan Praxis K-Growth Global Private Equity Fund		41,193	60	1,217	669	—	669
Kiwoom Milestone Professional Private Real Estate Trust 19		49,101	38,596	2,505	(9,199)	—	(9,199)
AIP EURO Green Private Real Estate Trust No.3		219,110	79,534	52,789	47,070	—	47,070
Shinhan Global Healthcare Fund 1		43	3,507	—	(1,414)	—	(1,414)
KB NA Hickory Private Special Asset Fund		91,752	84	15,540	4,502	—	4,502
Koramco Europe Core Private Placement Real Estate Fund No.2-2		46,169	1,894	7,743	4,719	—	4,719
BNP Paribas Cardif General Insurance		140,179	78,748	61,951	(6,872)	(28)	(6,900)
Hermes Private Investment Equity Fund		33,545	8	23,536	23,486	—	23,486
Shinhan-Nvestor Liquidity Solution Fund		21,420	—	2,169	2,064	—	2,064
Shinhan AIM FoF Fund 1a		36,651	28	4,527	(1,466)	—	(1,466)
IGIS Global Credit Fund 150-1		21,625	16	3,138	1,763	—	1,763
Partner One Value up I Private Equity Fund		28,273	—	304	10,910	—	10,910

	2021
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
Genesis No.1 Private Equity Fund	~~W~~	243,534	—	—	(109,494)	—	(109,494)
Korea Omega Project Fund III		18,234	—	3,154	3,093	—	3,093
Soo Delivery Platform Growth Fund		19,578	—	6,243	6,018	—	6,018
Genesis North America Power Company No.1 PEF		34,626	316	11,654	4,951	—	4,951
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		178,427	358	28,997	27,719	—	27,719
Korea Finance Security		35,044	14,966	63,693	(412)	—	(412)
MIEL CO.,LTD.		491	632	36	(56)	—	(56)
AIP Transportation Specialized Privately Placed Fund Trust #1		104,512	7,415	16,239	3,773	—	3,773
E&Healthcare Investment Fund No.6		32,615	—	17,133	(23,116)	—	(23,116)
One Shinhan Global Fund 1		15,799	41	8,276	(1,280)	—	(1,280)
Kiwoom-Shinhan Innovation Fund I		23,613	151	4,803	1,823	—	1,823
Daishin-K&T New Technology Investment Fund		25,637	66	8,639	3,171	—	3,171
Midas Asset Global CRE Debt Private Fund No.6		117,396	49	2,817	1,451	—	1,451
Samchully Midstream Private Placement Special Asset Fund 5-4		65,966	35	11,141	(4,113)	—	(4,113)
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3		126,043	23	6,544	6,048	—	6,048
NH-Amundi Global Infrastructure Trust 14		61,005	1	4,134	4	—	4
Jarvis Memorial Private Investment Trust 1		10,214	4	39	35	—	35
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37		55,273	19	6,500	23	—	23
Milestone Private Real Estate Fund 3		57,956	114	1,880	1,522	—	1,522

	2021
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
Nomura-Rifa Private Real Estate Investment Trust 31	~~W~~	97,211	72,103	7,364	639	—	639
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2		48,157	33	2,106	1,991	—	1,991
Cape IT Fund No.3		30,651	52	2,100	(11)	—	(11)
FuturePlay-Shinhan TechInnovation Fund 1		14,297	—	3	(342)	—	(342)
Stonebridge Corporate 1st Fund		6,718	—	1	(622)	—	(622)
Vogo Realty Partners Private Real Estate Fund V		49,842	82	2,110	(2,066)	—	(2,066)
Korea Credit Bureau		129,478	43,981	121,982	8,988	—	8,988
Goduck Gangil1 PFV Co., Ltd		301,513	317,276	88,085	(1,835)	—	(1,835)
SBC PFV Co., Ltd.		334,262	175,976	—	(4,462)	—	(4,462)
NH-amundi global infra private fund 16		297,837	193,821	25,560	14,770	—	14,770
IMM Global Private Equity Fund		362,514	3,099	50,060	24,933	—	24,933
HANA Alternative Estate Professional Private122		39,878	38	2,608	1,160	—	1,160
SH Corporate Professional Investment Type Private Security Investment Trust No.7		268,037	167,939	3,231	415	—	415
SH BNCT Professional Investment Type Private Special Asset Investment Trust		389,240	—	14,978	14,978	—	14,978
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24		54,914	756	23,920	2,948	—	2,948
BRAIN DO PROFESSIONALE PRIVATE No. 27		3,351	—	2,002	2,002	—	2,002
Sparklabs-Shinhan Opportunity Fund 1		9,372	—	—	(388)	—	(388)
BNW Tech-Innovation Private Equity Fund		20,215	513	95	(204)	—	(204)
IGIS Real-estate Private Investment Trust No.33		87,790	53,808	1,123	440	—	440

	2021
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
WWG Global Real Estate Investment Trust no.4	~~W~~	36,030	11	2,538	293	—	293
Goduck Gangil10 PFV Co., Ltd		253,607	261,969	—	(8,526)	—	(8,526)
Fidelis Global Private Real Estate Trust No.2		25,271	6	1,575	1,532	—	1,532
AIP EURO PRIVATE REAL ESTATE TRUST No. 12		172,398	909	23,567	21,983	—	21,983
Shinhan Healthcare Fund 2		35	138	340	(7,310)	—	(7,310)
Pebblestone CGV Private Real Estate Trust No.1		64,667	36,415	7,147	2,350	—	2,350
Shinhan AIM Real Estate Fund No.2		79,162	1,580	9,672	(3,666)	—	(3,666)
Shinhan AIM Real Estate Fund No.1		226,809	15,901	20,209	8,467	—	8,467
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust		149,702	75	4,451	4,152	—	4,152
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust		70,637	236	—	(1,231)	—	(1,231)
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2(USD)		26,429	33	2,310	(2,105)	—	(2,105)
Korea Omega-Shinhan Project Fund I		14,488	—	—	(1,373)	—	(1,373)
ST-Bonanja Food tech		8,650	—	3,666	3,519	—	3,519
Samsung SRA Real Estate Professional Private 45		56,083	4,564	3,833	(1,769)	—	(1,769)
IBK Global New Renewable Energy Special Asset Professional Private2		114,645	4,633	5,520	5,265	—	5,265
VS Cornerstone Fund		8,281	—	2	(132)	—	(132)
Aone Mezzanine Opportunity Professional Private		15,247	800	1,409	(18)	—	(18)
NH-Amundi US Infrastructure Private Fund2		104,374	61	6,769	5,351	—	5,351

	2021
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
KB Distribution Private Real Estate1	~~W~~	50,014	508	2,335	2,289	—	2,289
SH Japan Photovoltaic Private Special Asset Investment Trust No.2		43,540	155	7,216	2,216	—	2,216
Kakao-Shinhan 1st TNYT Fund		29,948	133	8	(379)	—	(379)
IMM Special Situation 1-2 PRIVATE EQUITY FUND		57,965	3	4,610	4,418	—	4,418
Pacific Private Placement Real Estate Fund No.40		46,898	—	398	398	—	398
Mastern Private Real Estate Loan Fund No.2		22,453	139	549	410	—	410
LB Scotland Amazon Fulfillment Center Fund 29		44,614	37	5,177	3,345	—	3,345
JR AMC Hungary Budapest Office Fund 16		38,545	1,271	—	—	—	—
EDNCENTRAL Co.,Ltd.		94,405	96,892	1,381	(5,093)	—	(5,093)
Future-Creation Neoplux Venture Capital Fund		22,488	3,919	10,294	1,332	—	1,332
Gyeonggi-Neoplux Superman Fund		36,815	620	21,349	17,163	—	17,163
NewWave 6th Fund		48,185	—	4,009	2,434	—	2,434
KTC-NP Growth Champ 2011-2 Private Equity Fund		80,853	9,024	20,479	20,472	—	20,472
Neoplux No.3 Private Equity Fund		226,970	962	38,467	21,233	—	21,233
PCC Amberstone Private Equity Fund I		105,169	—	12,174	12,302	—	12,302
KIAMCO POWERLOAN TRUST 4TH		95,658	24	3,282	3,188	—	3,188
Mastern Opportunity Seeking Real Estate Fund II		111,276	4,692	11,332	11,274	—	11,274
AION ELFIS PROFESSIONAL PRIVATE 1		22,143	31	4,212	1,219	—	1,219
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business		15,062	374	—	(312)	—	(312)
Neoplux Market-Frontier Secondary Fund		58,273	954	7,913	1,932	—	1,932
Harvest Private Equity Fund II		15,877	97	2,496	2,262	—	2,262

	2021
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
Synergy Green New Deal 1st New Technology Business Investment Fund	~~W~~	34,379	—	977	(272)	—	(272)
KAIM Real-estate Private Investment Trust 20		13,125	—	125	125	—	125
KIAMCO Vietnam Solar Special Asset Private Investment Trust		15,065	12	—	—	—	—
Daishin New Technology Investment Fund 5th		18,970	30	6,903	6,778	—	6,778
CSQUARE SNIPER PROFESSIONAL PRIVATE 10		5,269	75	425	195	—	195
Acurus Hyundai Investment Partners New Technology		17,642	42	6,881	6,679	—	6,679
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-1		60,740	59	6,767	6,637	2,339	8,976
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-2		60,740	59	6,767	6,637	2,339	8,976
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45		134,667	94,282	6	(8,090)	—	(8,090)
SHINHAN-NEO Core Industrial Technology Fund		11,439	—	5	(499)	—	(499)
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2		90,848	38	3,650	2,767	—	2,767
SIMONE Mezzanine Fund No.3		10,404	9	345	253	—	253
Eum Private Equity Fund No.7		37,495	—	—	(573)	—	(573)
Kiwoom Private Equity Ant-Man Startup Venture Specialized Private Equity Fund		30,434	59	10,475	10,241	—	10,241
Kiwoom Hero No.4 Private Equity Fund		20,478	29	1	(1,908)	—	(1,908)

	2021
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
Vogo Canister Professional Trust Private Fund I	~~W~~	112,505	72	16,029	4,949	—	4,949
SW-S Fund		22,191	—	—	(909)	—	(909)
CL Buyout 1st PEF		64,518	159	1	(390)	—	(390)
Timefolio The Venture-V second		22,829	769	3,361	2,941	—	2,941
Newlake Growth Capital Partners2 PEF		43,187	—	290	(263)	—	(263)
Shinhan Smilegate Global PEF I		23,469	—	—	(281)	—	(281)
Fount Professional Investors Private Investment Trust No.3		10,416	17	411	394	—	394
Genesis Eco No.1 PEF		38,369	4	308	(377)	—	(377)
SHINHAN-NEO Market-Frontier 2nd Fund		58,138	513	1,466	(2,375)	—	(2,375)
NH-Synergy Core Industrial New Technology Fund		17,430	—	—	(170)	—	(170)
J& Moorim Jade Investment Fund		22,265	6	356	160	—	160
Ulmus SHC innovation investment fund		21,601	—	956	801	—	801
Mirae Asset Partners X Private Equity Fund		22,035	33	1	(398)	—	(398)
T Core Industrial Technology 1st Venture PEF		14,418	5	197	113	—	113
Curious Finale Corporate Recovery Private Equity Fund		13,346	61	1,275	1,126	—	1,126
TI First Property Private Investment Trust 1		7,654	17	156	139	—	139
MPLUS Professional Private Real Estate Fund 25		8,186	290	451	396	—	396
IBKC Global Contents Investment Fund		20,265	—	—	(235)	—	(235)
Nautic Smart No.6 Private Equity Fund		10,565	32	50	(68)	—	(68)
Premier Luminous Private Equity Fund		25,170	3	—	(375)	—	(375)
Hanyang-Meritz 1 Fund		15,423	—	—	(77)	—	(77)
KNT 2ND PRIVATE EQUITY FUND		19,133	9	5,402	5,324	—	5,324
Maple Mobility Fund		43,024	1	—	(2,930)	—	(2,930)
AVES 1st Corporate Recovery Private Equity Fund		6,215	—	—	(85)	—	(85)

	2021
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
JS Shinhan Private Equity Fund	~~W~~	130,967	1	7	(1,036)	—	(1,036)
Daishin Newgen New Technology Investment Fund 1 st		24,050	2	1	8,238	—	8,238
META ESG Private Equity Fund I		21,722	—	1	(178)	—	(178)
SWFV FUND-1		24,055	90	—	(135)	—	(135)
PHAROS DK FUND		16,349	60	—	(210)	—	(210)
Shinhan VC tomorrow venture fund 1		22,603	—	23	(397)	—	(397)
Highland 2021-8 Fund		15,000	2	—	(2)	—	(2)
Medicii 2021-3 Fund		39,217	15	—	(98)	—	(98)
Tres-Yujin Trust		20,000	11	—	(11)	—	(11)
Shinhan-Time mezzanine blind Fund		29,885	—	—	(115)	—	(115)
Capstone REITs No.26		12,223	3,433	—	—	—	—
JB Incheon-Bucheon REITS No.54		12,718	2	—	(2)	—	(2)
Hankook Smart Real Asset Investment Trust No.3		13,146	120	532	506	—	506
JB Hwaseong-Hadong REITs No.53		16,113	2	—	(2)	—	(2)
KB Oaktree Trust No.3		9,552	77	130	52	—	52
Daehan No.36 Office Asset Management Company		133,884	95,993	1,000	111	—	111
Rhinos Premier Mezzanine Private Investment Fund No.1		10,759	—	19	17	—	17
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2		66,959	12	1,617	1,605	—	1,605
Shinhan JigaeNamsan Road Private Special Asset Investment Trust		161,417	27	467	440	—	440
SKS-Yozma Fund No.1		19,915	—	1	(185)	—	(185)

(*)	Excluded the financial information of associates that are not subject to equity method due to disposal or of which the financial information is not available as of end of the year.
(d)	Reconciliation of the financial information to the carrying value of its interests in the associates as of December 31, 2020 and 2021 are as follows:

	2020
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying value
BNP Paribas Cardif Life Insurance	~~W~~	337,586	14.99	50,632	(32)	—	50,600
Songrim Partners(*1)		(62)	35.34	(22)	—	22	—
Partners 4th Growth Investment Fund		47,832	25.00	11,958	—	—	11,958
KTB Newlake Global Healthcare PEF(*2)		30,780	30.00	9,234	—	170	9,404
Daekwang Semiconductor Co., Ltd.		17,343	20.94	3,631	—	—	3,631
Shinhan-Neoplux Energy Newbiz Fund		44,590	31.66	14,470	—	—	14,470
Shinhan-Albatross tech investment Fund		27,300	49.97	13,322	—	—	13,322
Eum Private Equity Fund No.3		16	20.76	3	—	—	3
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund		—	23.89	—	—	—	—
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund		—	20.16	—	—	—	—
VOGO Debt Strategy Qualified INV Private		43,512	20.00	8,702	—	—	8,702
Shinhan-Midas Donga Secondary Fund		9,504	50.00	4,752	—	—	4,752
ShinHan – Soo Young Entrepreneur Investment Fund No.1		41,532	24.00	9,968	—	—	9,968
Shinhan Praxis K-Growth Global Private Equity Fund		52,707	18.87	9,945	—	—	9,945
Credian Healthcare Private Equity Fund II		17,126	34.07	5,835	—	—	5,835
Kiwoom Milestone Professional Private Real Estate Trust 19		19,835	50.00	9,918	—	—	9,918
AIP EURO Green Private Real Estate Trust No.3		98,780	21.28	21,021	—	—	21,021
Hanhwa US Equity Strategy Private Real Estate Fund No.1		5,077	44.84	2,277	—	—	2,277
Shinhan Global Healthcare Fund 1(*1)		(2,049)	4.41	(90)	—	90	—
JB Power TL Investment Type Private Placement Special Asset Fund 7		48,560	33.33	16,186	—	—	16,186
KB NA Hickory Private Special Asset Fund		93,167	37.50	34,938	—	—	34,938
Koramco Europe Core Private Placement Real Estate Fund No.2-2		42,291	44.02	18,618	—	—	18,618
BNP Paribas Cardif General Insurance		52,215	7.46	3,895	—	—	3,895
Hermes Private Investment Equity Fund		20,911	29.17	6,099	—	—	6,099
Shinhan-Nvestor Liquidity Solution Fund		18,032	24.92	4,493	—	—	4,493
Shinhan AIM FoF Fund 1a		35,040	25.00	8,760	—	—	8,760
IGIS Global Credit Fund 150-1		29,129	25.00	7,282	—	—	7,282
Soo Commerce Platform Growth Fund		4,658	24.62	1,147	—	—	1,147
Partner One Value up I Private Equity Fund		42,205	27.91	11,779	—	—	11,779
Genesis No.1 Private Equity Fund		351,329	22.80	80,113	—	—	80,113

	2020
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying value
Korea Omega Project Fund III	~~W~~	15,141	23.53	3,563	—	—	3,563
Soo Delivery Platform Growth Fund		13,560	30.00	4,068	—	—	4,068
Genesis North America Power Company No.1 PEF		42,494	39.96	16,983	—	—	16,983
Hyungje art printing(*1)		(264)	31.54	(83)	—	83	—
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		45,350	23.33	10,582	—	—	10,582
Shinhan-Rhinos 1 Fund		11,560	22.48	2,599	—	—	2,599
Pacific Private Investment Trust No.20		13,794	21.74	2,999	—	—	2,999
Susung Mezzanine project P1 Private Investment Trust		3,220	41.31	1,345	—	—	1,345
Korea Finance Security		20,490	14.91	3,055	—	—	3,055
Multimedia Tech Co.Ltd.(*1)		(69)	21.06	(15)	—	15	—
MIEL CO.,LTD(*1)		(85)	28.77	(25)	—	25	—
AIP Transportation Specialized Privately Placed Fund Trust #1		92,353	35.73	32,993	—	—	32,993
DB Epic Convertiblebond Private Trust No.2		11,348	50.98	5,785	—	—	5,785
E&Healthcare Investment Fund No.6		72,023	21.05	15,163	—	—	15,163
One Shinhan Global Fund1		22,244	19.96	4,029	—	—	4,029
Kiwoom-Shinhan Innovation Fund I		31,938	50.00	15,969	—	—	15,969
Daishin-K&T New Technology Investment Fund		22,400	31.25	7,000	—	—	7,000
Midas Asset Global CRE Debt Private Fund No.6		115,122	41.16	47,389	—	—	47,389
Richmond Private Investment Trust No.82		25,082	60.00	15,049	—	—	15,049
Tiger Alternative Real Estate Professional Private5		37,978	48.71	18,499	—	—	18,499
Samchully Midstream Private Placement Special Asset Fund 5-4		67,141	42.92	28,818	—	—	28,818
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3		327,917	20.00	65,616	—	—	65,616
NH-Amundi Global Infrastructure Trust 14		62,728	30.00	18,819	—	—	18,819
Jarvis Memorial Private Investment Trust 1		10,143	99.01	10,043	—	—	10,043
Mastern Private Private Invetstment Trust 68		18,620	53.76	10,010	—	—	10,010
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37		59,402	60.00	35,641	—	—	35,641
Milestone Private Real Estate Fund 3		57,790	32.06	18,528	—	—	18,528
IGIS Private Real Estate Investment Trust 286		21,341	41.44	8,844	—	—	8,844
Nomura-Rifa Private Real Estate Investment Trust 31		26,849	31.31	8,407	—	—	8,407
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2		62,637	21.27	13,323	—	—	13,323

	2020
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying value
Hana Semiconductor New Technology Fund	~~W~~	99,315	24.30	24,131	—	—	24,131
J&Magnet Startup Venture Specialized Private Equity Fund		24,331	24.39	5,935	—	—	5,935
Cape IT Fund No.3		32,373	32.89	10,649	—	—	10,649
FuturePlay-Shinhan TechInnovation Fund 1		8,590	50.00	4,295	—	—	4,295
Stonebridge Corporate 1st Fund		7,341	44.12	3,239	—	—	3,239
Vogo Realty Partners Private Real Estate Fund V		50,040	21.64	10,827	—	—	10,827
Korea Credit Bureau		77,509	9.00	6,976	—	—	6,976
Goduck Gangil1 PFV Co., Ltd (*1)		(13,927)	1.04	(145)	—	145	—
SBC PFV Co., Ltd		112,795	25.00	18,208	—	—	18,208
NH-amundi global infra private fund 16		87,678	50.00	43,839	—	—	43,839
IMM Global Private Equity Fund		366,202	33.00	120,855	—	—	120,855
HANA Alternative Estate Professional Private122		39,411	75.19	29,631	—	—	29,631
Hanwha-Incus Plus New Technology Fund No.1		25,860	42.64	11,026	—	—	11,026
SHBNPP Corporate Professional Investment Type Private Security Investment Trust No.7		111,426	45.96	51,210	—	—	51,210
SHBNPP BNCT Professional Investment Type Private Special Asset Investment Trust		395,815	72.39	286,531	—	—	286,531
PSA EMP Private Equity Fund		33,856	28.99	9,814	—	—	9,814
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24		56,242	52.28	29,401	—	—	29,401
BRAIN DO PROFESSIONALE PRIVATE No. 27		11,815	29.13	3,441	—	—	3,441
UI Venture Fund 7th		13,445	24.39	3,279	—	—	3,279
Sparklabs-Shinhan Opportunity Fund 1		9,760	49.50	4,832	—	—	4,832
BNW Tech-Innovation Private Equity Fund		19,906	29.85	5,942	—	—	5,942
IGIS Real-estate Private Investment Trust No.33		34,507	40.86	14,099	—	—	14,099
Findvalue PreIPO 6th Professional Investment Type Private Investment Trust.		9,505	31.58	3,002	—	—	3,002
WWG Global Real Estate Investment Trust no.4		60,071	29.55	17,752	—	—	17,752
Fidelis Global Private Real Estate Trust No.2		24,899	78.26	19,485	—	—	19,485
IGIS PRIVATE REAL ESTATE TRUST NO.331		12,238	30.77	3,765	—	—	3,765
AIP EURO PRIVATE REAL ESTATE TRUST No. 12		172,755	28.70	48,344	—	—	48,344
Pebblestone CGV Private Real Estate Trust No.1		27,502	48.53	13,346	—	—	13,346
Shinhan AIM Real Estate Fund No.2		74,880	30.00	22,464	—	—	22,464
Shinhan AIM Real Estate Fund No.1		223,443	21.01	46,945	—	—	46,945
SHBNPP Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust		149,611	22.02	32,944	—	—	32,944
SHBNPP Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust		71,605	29.19	20,902	—	—	20,902

	2020
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying value
SHBNPP Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2	~~W~~	9,368	71.43	6,692	—	—	6,692
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No. 1		16,150	30.00	4,845	—	—	4,845
Korea Omega-Shinhan Project Fund I		11,861	50.00	5,931	—	—	5,931
New Green Shinhan Mezzanine Fund		12,537	39.22	4,916	—	—	4,916
KORAMKO-Daum Professional Private Investment Trust No.12		22,583	33.33	7,528	—	—	7,528
Samsung SRA Real Estate Professional Private 45		42,665	25.00	10,666	—	—	10,666
IBK Global New Renewable Energy Special Asset Professional Private2		111,605	28.98	32,349	—	—	32,349
VS Cornerstone Fund		8,413	41.18	3,464	—	—	3,464
Aone Mezzanine Opportunity Professional Private		14,490	66.12	9,580	—	—	9,580
KiwoomUnicorn3New Technology Business Investment Fund		20,132	21.28	4,283	—	—	4,283
Multi Asset The United States Thortons Professional Private1		165,760	25.00	41,440	—	—	41,440
Kiwoom Milestone US Real Estate Professional Private20		68,434	75.27	51,512	—	—	51,512
NH-Amundi US Infrastructure Private Fund2		98,161	25.91	25,430	—	—	25,430
KB Distribution Private Real Estate1		49,513	62.00	30,698	—	—	30,698
SHBNPP Jigae Namsan BTO professional Investment Type Private Special Asset Investment Trust		71,593	28.93	20,712	—	—	20,712
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No.2		97,164	30.00	29,149	—	—	29,149
Kakao-Shinhan 1st TNYT Fund		11,683	48.62	5,681	—	—	5,681
IMM Special Situation 1-2 PRIVATE EQUITY FUND		54,295	20.02	10,870	—	—	10,870
Pacific Private Placement Real Estate Fund No.40		47,094	24.73	11,647	—	—	11,647
Mastern Private Real Estate Loan Fund No.2		16,955	33.57	5,692	—	—	5,692
LB Scotland Amazon Fulfillment Center Fund 29		44,455	70.14	31,182	—	—	31,182
JR AMC Hungary Budapest Office Fund 16		37,469	32.57	12,204	—	—	12,204
IGIS 372 Real Estate Professional Private		200,192	28.39	56,835	—	—	56,835
KoFC-Neoplux R&D-Biz Creation 2013-1 Venture Capital Fund		15,636	19.00	3,830	—	—	3,830
Future-Creation Neoplux Venture Capital Fund		23,134	16.25	3,796	—	—	3,796
Gyeonggi-Neoplux Superman Fund		31,712	21.76	6,399	—	—	6,399
NewWave 6th Fund		20,501	30.00	6,150	—	—	6,150
Neoplux No.3 Private Equity Fund		102,956	10.00	10,295	—	—	10,295

	2020
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying value
PCC Amberstone Private Equity Fund I	~~W~~	103,736	21.67	22,480	—	—	22,480
KIAMCO POWERLOAN TRUST 4TH		92,794	47.37	43,955	—	—	43,955
Mastern Opportunity Seeking Real Estate Fund II		98,994	20.00	19,799	—	—	19,799
AION ELFIS PROFESSIONAL PRIVATE 1		27,642	20.00	5,528	—	—	5,528
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business		15,001	29.68	4,453	—	—	4,453
Neoplux Market-Frontier Secondary Fund		54,727	19.74	11,545	—	—	11,545
Synergy Green New Deal 1st New Technology Business Investment Fund		35,527	28.17	10,008	—	—	10,008
KAIM Real-estate Private Investment Trust 20		13,254	38.46	5,098	—	—	5,098
KIAMCO Vietnam Solar Special Asset Private Investment Trust		15,896	50.00	7,948	—	—	7,948
CSQUARE SNIPER PROFESSIONAL PRIVATE 10		5,000	62.50	3,125	—	—	3,125
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-1		45,573	97.85	44,594	—	—	44,594
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-2		45,573	97.85	44,594	—	—	44,594
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45		48,475	25.00	15,855	—	—	15,855
IGIS Professional Investors Private Investment Real Estate Investment LLC No.395		50,394	58.82	29,644	—	—	29,644
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2		70,473	30.00	21,142	—	—	21,142
Kiwoom Private Equity Ant-Man Startup Venture Specialized Private Equity Fund		20,134	25.00	5,034	—	—	5,034
Kiwoom Hero No.4 Private Equity Fund		22,358	21.05	4,707	—	—	4,707
Vogo Canister Professional Trust Private Fund I		119,892	36.68	43,975	—	—	43,975
Others		519,091		139,164	—	—	139,164

	~~W~~	8,101,037		2,657,250	(32)	550	2,657,768

(*1)	Other represents the adjustments of fair value when acquired.
(*2)	The adjustments for others are the unrecognized equity method for preferred stocks without voting rights issued by the invested company.

	2021
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying value
BNP Paribas Cardif Life Insurance	~~W~~	293,634	14.99	44,039	(17)	—	44,022
Songrim Partners (*1)		(62)	35.34	(22)	—	22	—
Partners 4th Growth Investment Fund		52,134	25.00	13,033	—	—	13,033
KTB Newlake Global Healthcare PEF (*1)		30,808	30.00	9,299	—	113	9,412
Shinhan-Neoplux Energy Newbiz Fund		65,211	31.66	16,032	—	—	16,032
Shinhan-Albatross tech investment Fund		20,213	50.00	10,389	—	—	10,389
VOGO Debt Strategy Qualified IV Private		35,896	20.00	7,179	—	—	7,179
Shinhan-Midas Donga Secondary Fund		7,902	50.00	3,951	—	—	3,951
ShinHan – Soo Young Entrepreneur Investment Fund No.1		17,608	24.00	4,226	—	—	4,226
Shinhan Praxis K-Growth Global Private Equity Fund		41,133	18.87	7,761	—	—	7,761
Kiwoom Milestone Professional Private Real Estate Trust 19		10,505	50.00	5,253	—	—	5,253
AIP EURO Green Private Real Estate Trust No.3		139,576	21.28	29,703	—	—	29,703
Shinhan Global Healthcare Fund 1 (*1)		(3,464)	4.41	(153)	—	153	—
KB NA Hickory Private Special Asset Fund		91,668	37.50	34,376	—	—	34,376
Koramco Europe Core Private Placement Real Estate Fund No.2-2		44,275	44.02	19,492	—	—	19,492
BNP Paribas Cardif General Insurance		61,431	5.46	3,354	—	—	3,354
Hermes Private Investment Equity Fund		33,537	29.17	9,782	—	—	9,782
Shinhan-Nvestor Liquidity Solution Fund		21,420	24.92	5,338	—	—	5,338
Shinhan AIM FoF Fund 1a		36,623	25.00	9,156	—	—	9,156
IGIS Global Credit Fund 150-1		21,609	25.00	5,402	—	—	5,402
Partner One Value up I Private Equity Fund		28,273	27.91	7,891	—	—	7,891
Genesis No.1 Private Equity Fund		243,534	22.80	55,533	—	—	55,533
Korea Omega Project Fund III		18,234	23.53	4,290	—	—	4,290
Soo Delivery Platform Growth Fund		19,578	30.00	5,873	—	—	5,873
Genesis North America Power Company No.1 PEF		34,310	40.03	13,736	—	—	13,736
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		178,069	23.33	41,549	—	—	41,549
Korea Finance Security		20,078	14.91	2,994	—	—	2,994
MIEL CO.,LTD. (*1)		(141)	28.77	(41)	—	41	—
AIP Transportation Specialized Privately Placed Fund Trust #1		97,097	35.73	34,688	—	—	34,688
E&Healthcare Investment Fund No.6		32,615	21.05	6,866	—	—	6,866
One Shinhan Global Fund 1		15,758	20.56	3,773	—	—	3,773
Kiwoom-Shinhan Innovation Fund I		23,462	50.00	11,731	—	—	11,731
Daishin-K&T New Technology Investment Fund		25,571	31.25	7,991	—	—	7,991

	2021
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying value
Midas Asset Global CRE Debt Private Fund No.6	~~W~~	117,347	41.16	48,305	—	—	48,305
Samchully Midstream Private Placement Special Asset Fund 5-4		65,931	42.92	27,471	—	—	27,471
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3		126,020	20.00	25,204	—	—	25,204
NH-Amundi Global Infrastructure Trust 14		61,004	30.00	18,301	—	—	18,301
Jarvis Memorial Private Investment Trust 1		10,210	99.01	10,109	—	—	10,109
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37		55,254	60.00	33,153	—	—	33,153
Milestone Private Real Estate Fund 3		57,842	32.06	18,544	—	—	18,544
Nomura-Rifa Private Real Estate Investment Trust 31		25,108	31.31	7,902	—	—	7,902
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2		48,124	21.27	10,236	—	—	10,236
Cape IT Fund No.3		30,599	32.89	10,065	—	—	10,065
FuturePlay-Shinhan TechInnovation Fund 1		14,297	50.00	7,149	—	—	7,149
Stonebridge Corporate 1st Fund		6,718	44.12	2,964	—	—	2,964
Vogo Realty Partners Private Real Estate Fund V		49,760	21.64	10,766	—	—	10,766
Korea Credit Bureau		85,497	9.00	7,695	—	—	7,695
Goduck Gangil1 PFV Co., Ltd (*1)		(15,763)	1.04	(164)	—	164	—
SBC PFV Co., Ltd. (*2)		158,286	25.00	34,581	—	(4,995)	29,586
NH-amundi global infra private fund 16		104,016	50.00	52,008	—	—	52,008
IMM Global Private Equity Fund		359,415	33.00	118,615	—	—	118,615
HANA Alternative Estate Professional Private122		39,840	74.02	29,489	—	—	29,489
SH Corporate Professional Investment Type Private Security Investment Trust No.7		100,098	45.96	49,899	—	—	49,899
SH BNCT Professional Investment Type Private Special Asset Investment Trust		389,240	72.50	282,199	—	—	282,199
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24		54,158	52.28	28,312	—	—	28,312
BRAIN DO PROFESSIONALE PRIVATE No. 27		3,351	29.13	976	—	—	976
Sparklabs-Shinhan Opportunity Fund 1		9,372	49.50	4,640	—	—	4,640
BNW Tech-Innovation Private Equity Fund		19,702	29.85	5,881	—	—	5,881

	2021
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying value
IGIS Real-estate Private Investment Trust No.33	~~W~~	33,982	40.86	13,884	—	—	13,884
WWG Global Real Estate Investment Trust no.4		36,019	29.55	10,644	—	—	10,644
Goduck Gangil10 PFV Co., Ltd (*1)		(8,362)	19.90	(1,664)	—	1,664	—
Fidelis Global Private Real Estate Trust No.2		25,265	78.26	19,773	—	—	19,773
AIP EURO PRIVATE REAL ESTATE TRUST No. 12		171,489	28.70	49,217	—	—	49,217
Shinhan Healthcare Fund 2 (*1)		(103)	13.68	(14)	—	14	—
Pebblestone CGV Private Real Estate Trust No.1		28,252	48.53	13,710	—	—	13,710
Shinhan AIM Real Estate Fund No.2		77,582	30.00	23,275	—	—	23,275
Shinhan AIM Real Estate Fund No.1		210,908	21.01	44,312	—	—	44,312
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust		149,627	22.02	32,948	—	—	32,948
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust		70,401	29.19	20,550	—	—	20,550
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2(USD)		26,396	71.43	18,855	—	—	18,855
Korea Omega-Shinhan Project Fund I		14,488	50.00	7,244	—	—	7,244
ST-Bonanja Food tech		8,650	38.83	3,359	—	—	3,359
Samsung SRA Real Estate Professional Private 45		51,519	25.00	12,880	—	—	12,880
IBK Global New Renewable Energy Special Asset Professional Private2		110,012	28.98	31,887	—	—	31,887
VS Cornerstone Fund		8,281	41.18	3,410	—	—	3,410
Aone Mezzanine Opportunity Professional Private		14,447	66.09	9,540	—	—	9,540
NH-Amundi US Infrastructure Private Fund2		104,313	25.91	27,024	—	—	27,024
KB Distribution Private Real Estate1		49,506	62.00	30,694	—	—	30,694
SH Japan Photovoltaic Private Special Asset Investment Trust No.2		43,385	30.00	13,016	—	—	13,016
Kakao-Shinhan 1st TNYT Fund		29,815	48.62	14,497	—	—	14,497
IMM Special Situation 1-2 PRIVATE EQUITY FUND		57,962	20.00	11,593	—	—	11,593

	2021
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying value
Pacific Private Placement Real Estate Fund No.40	~~W~~	46,898	24.73	11,598	—	—	11,598
Mastern Private Real Estate Loan Fund No.2		22,314	33.57	7,491	—	—	7,491
LB Scotland Amazon Fulfillment Center Fund 29		44,577	70.14	31,268	—	—	31,268
JR AMC Hungary Budapest Office Fund 16		37,274	32.57	12,140	—	—	12,140
EDNCENTRAL Co.,Ltd. (*1)		(2,487)	19.87	(494)	—	494	—
Future-Creation Neoplux Venture Capital Fund		18,569	16.25	3,017	—	—	3,017
Gyeonggi-Neoplux Superman Fund		36,195	21.76	7,878	—	—	7,878
NewWave 6th Fund		48,185	30.00	14,455	—	—	14,455
KTC-NP Growth Champ 2011-2 Private Equity Fund		71,829	5.56	3,990	—	—	3,990
Neoplux No.3 Private Equity Fund		226,008	10.00	22,601	—	—	22,601
PCC Amberstone Private Equity Fund I		105,169	21.67	22,790	—	—	22,790
KIAMCO POWERLOAN TRUST 4TH		95,634	47.37	45,301	—	—	45,301
Mastern Opportunity Seeking Real Estate Fund II		106,584	20.00	21,317	—	—	21,317
AION ELFIS PROFESSIONAL PRIVATE 1		22,112	20.00	4,422	—	—	4,422
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business		14,688	29.68	4,360	—	—	4,360
Neoplux Market-Frontier Secondary Fund		57,319	19.74	11,313	—	—	11,313
Harvest Private Equity Fund II		15,780	22.06	3,481	—	—	3,481
Synergy Green New Deal 1st New Technology Business Investment Fund		34,379	28.17	9,684	—	—	9,684
KAIM Real-estate Private Investment Trust 20		13,125	38.46	5,048	—	—	5,048
KIAMCO Vietnam Solar Special Asset Private Investment Trust		15,053	50.00	7,527	—	—	7,527
Daishin New Technology Investment Fund 5th		18,940	23.44	4,439	—	—	4,439
CSQUARE SNIPER PROFESSIONAL PRIVATE 10		5,194	62.50	3,247	—	—	3,247
Acurus Hyundai Investment Partners New Technology		17,600	26.79	4,714	—	—	4,714
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-1		60,681	97.10	63,944	—	—	63,944
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-2		60,681	97.10	63,944	—	—	63,944

	2021
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying value
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45	~~W~~	40,385	25.00	14,778	—	—	14,778
SHINHAN-NEO Core Industrial Technology Fund		11,439	49.75	5,691	—	—	5,691
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2		90,810	30.00	27,243	—	—	27,243
SIMONE Mezzanine Fund No.3		10,395	29.38	3,054	—	—	3,054
Eum Private Equity Fund No.7		37,495	21.00	7,873	—	—	7,873
Kiwoom Private Equity Ant-Man Startup Venture Specialized Private Equity Fund		30,375	25.00	7,594	—	—	7,594
Kiwoom Hero No.4 Private Equity Fund		20,449	21.05	4,305	—	—	4,305
Vogo Canister Professional Trust Private Fund I		112,433	36.53	41,072	—	—	41,072
SW-S Fund		22,191	30.30	6,724	—	—	6,724
CL Buyout 1st PEF		64,359	21.43	13,791	—	—	13,791
Timefolio The Venture-V second		22,060	20.73	4,572	—	—	4,572
Newlake Growth Capital Partners2 PEF		43,187	29.91	12,921	—	—	12,921
Shinhan Smilegate Global PEF I		23,469	14.21	3,336	—	—	3,336
Fount Professional Investors Private Investment Trust No.3		10,399	49.98	5,197	—	—	5,197
Genesis Eco No.1 PEF		38,365	29.01	11,130	—	—	11,130
SHINHAN-NEO Market-Frontier 2nd Fund		57,625	42.70	24,606	—	—	24,606
NH-Synergy Core Industrial New Technology Fund		17,430	36.93	6,437	—	—	6,437
J& Moorim Jade Investment Fund		22,259	24.89	5,540	—	—	5,540
Ulmus SHC innovation investment fund		21,601	24.04	5,192	—	—	5,192
Mirae Asset Partners X Private Equity Fund		22,002	35.71	7,858	—	—	7,858
T Core Industrial Technology 1st Venture PEF		14,413	31.47	4,535	—	—	4,535
Curious Finale Corporate Recovery Private Equity Fund		13,285	27.78	3,690	—	—	3,690
TI First Property Private Investment Trust 1		7,637	40.00	3,055	—	—	3,055
MPLUS Professional Private Real Estate Fund 25		7,896	41.67	3,290	—	—	3,290
IBKC Global Contents Investment Fund		20,265	24.39	4,943	—	—	4,943
Nautic Smart No.6 Private Equity Fund		10,533	37.74	3,974	—	—	3,974
Premier Luminous Private Equity Fund		25,167	27.78	6,991	—	—	6,991
Hanyang-Meritz 1 Fund		15,423	22.58	3,483	—	—	3,483
KNT 2ND PRIVATE EQUITY FUND		19,124	21.74	4,157	—	—	4,157
Maple Mobility Fund		43,023	20.18	8,683	—	—	8,683

	2021
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Other	Carrying value

AVES 1st Corporate Recovery Private Equity Fund	~~W~~	6,215	76.19	4,736	—	—	4,736
JS Shinhan Private Equity Fund		130,966	3.85	5,037	—	—	5,037
Daishin Newgen New Technology Investment Fund 1 st		24,048	50.60	12,169	—	—	12,169
META ESG Private Equity Fund I		21,722	27.40	5,677	—	—	5,677
SWFV FUND-1		23,965	40.25	9,646	—	—	9,646
PHAROS DK FUND		16,289	24.24	3,949	—	—	3,949
Shinhan VC tomorrow venture fund 1		22,603	39.62	9,042	—	—	9,042
Highland 2021-8 Fund		14,998	32.67	4,899	—	—	4,899
Medicii 2021-3 Fund		39,202	24.81	9,728	—	—	9,728
Tres-Yujin Trust		19,989	50.00	9,995	—	—	9,995
Shinhan-Time mezzanine blind Fund		29,885	50.00	14,942	—	—	14,942
Capstone REITs No.26		8,790	50.00	4,395	—	—	4,395
JB Incheon-Bucheon REITS No.54		12,716	39.31	4,999	—	—	4,999
Hankook Smart Real Asset Investment Trust No.3		13,026	33.33	4,342	—	—	4,342
JB Hwaseong-Hadong REITs No.53		16,111	31.03	4,999	—	—	4,999
KB Oaktree Trust No.3		9,475	33.33	3,159	—	—	3,159
Daehan No.36 Office Asset Management Company (*1)		37,891	48.05	18,206	—	3,294	21,500
Rhinos Premier Mezzanine Private Investment Fund No.1		10,759	27.93	3,005	—	—	3,005
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2		66,947	29.73	19,903	—	—	19,903
Shinhan JigaeNamsan Road Private Special Asset Investment Trust		161,390	24.85	40,105	—	—	40,105
SKS-Yozma Fund No.1		19,915	29.85	5,945	—	—	5,945
Others		666,941		367,840	—	1,492	369,332

	~~W~~	8,508,993		2,911,306	(17)	2,456	2,913,745

(*1)	Other represents the adjustments of fair value when acquired.
(*2)	The adjustments for others are the unrecognized equity method for preferred stocks without voting rights issued by the invested company.

(e)	The unrecognized equity method losses as of and for the years ended December 31, 2020 and 2021 are as follows:

	2020
Investees	Unrecognized equity method losses		Cumulative unrecognized equity method losses
Songrim Partners.	~~W~~	—	(22)
Multimedia Tech Co. Ltd		(15)	(15)
Hyungje art printing		(83)	(83)
MIEL CO., LTD		(25)	(25)
Goduck Gangil1 PFV Co., Ltd		(145)	(145)

	~~W~~	(268)	(290)

	2021
Investees	Unrecognized equity method losses		Cumulative unrecognized equity method losses
Songrim Partners.	~~W~~	—	(22)
MIEL CO., LTD		(16)	(41)
Goduck Gangil1 PFV Co., Ltd		(19)	(164)
Goduck Gangil10 PFV Co., Ltd		(1,664)	(1,664)
Shinhan Global Healthcare Fund 1		(153)	(153)
Shinhan Global Healthcare Fund 2		(14)	(14)
EDNCENTRAL Co., Ltd.		(494)	(494)

	~~W~~	(2,360)	(2,552)